UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 03/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 99.1%
	BANKS - 18.6%
21,600	Horizon Bancorp.	$648,216
10,500	National Commerce Corp. *	457,275
5,900	Nicolet Bankshares, Inc. *	324,913
24,500	Old Line Bancshares, Inc.	808,500
13,700	Walker & Dunlop, Inc.	814,054
		3,052,958
	BUILDING MATERIALS - 4.9%
13,000	Patrick Industries, Inc. *	804,050

	COMMERCIAL SERVICES - 2.9%
7,900	HealthEquity, Inc. *	478,266

	COMPUTERS - 0.4%
1,450	Mercury Systems, Inc. *	70,064

	DISTRIBUTION/WHOLESALE - 5.0%
28,900	Educational Development Corp. *	722,500
1,200	SiteOne Landscape Supply, Inc. *	92,448
		814,948
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
28,155	MMA Capital Management LLC *	765,816

	ELECTRONICS - 0.5%
1,400	Orbotech Ltd. *	87,052

	ENERGY-ALTERNATE SOURCES - 7.7%
23,900	SolarEdge Technologies, Inc. *	1,257,140

	FOOD - 4.7%
8,400	Calavo Growers, Inc.	774,480

	HEALTHCARE-PRODUCTS - 5.3%
23,600	AxoGen, Inc. *	861,400

	INSURANCE - 8.4%
20,000	Health Insurance Innovations, Inc. *	578,000
3,967	Investors Title Co.	793,003
		1,371,003
	LEISURE PRODUCTS - 3.2%
5,050	LCI Industries	525,958

	PHARMACEUTICALS - 4.8%
11,700	Neogen Corp. *	783,783

	RETAIL - 7.5%
1,050	GMS, Inc. *	32,088
19,900	Ollie’s Bargain Outlet Holdings, Inc. *	1,199,970
		1,232,058

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	SOFTWARE - 5.5%
6,200	BofI Holding, Inc. *	$251,286
2,600	BSB Bancorp, Inc. *	79,560
14,000	Pacific Premier Bancorp, Inc. *	562,800
		893,646
	SEMICONDUCTORS - 5.1%
7,250	MKS Instruments, Inc.	838,463

	SOFTWARE - 4.6%
7,100	Paycom Software, Inc. *	762,469

	TELECOMMUNICATIONS - 5.3%
15,400	GTT Communications, Inc. *	873,180

	TOTAL COMMON STOCK (Cost - $14,136,792)	16,246,734

	SHORT-TERM INVESTMENTS - 1.1%
185,075	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.53% **	185,075
	TOTAL SHORT-TERM INVESTMENTS (Cost - $185,075)

	TOTAL INVESTMENTS - 100.2% (Cost - $14,321,867) (a)	$16,431,809
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(31,123)
	NET ASSETS - 100.0%	$16,400,686

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $14,299,055 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,354,294
Unrealized depreciation:	(221,540)
Net unrealized appreciation:	$2,132,754

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 5.5%
31,400	HEICO Corp	$2,725,834
1,350	TransDigm Group, Inc.	414,369
		3,140,203
	BANKS - 4.7%
55,100	Bank of the Ozarks	2,659,677

	BEVERAGES - 4.8%
12,000	Constellation Brands, Inc.	2,735,040

	BUILDING MATERIALS - 1.7%
4,800	Lennox International, Inc.	980,976

	COMMERCIAL SERVICES - 19.8%
18,500	Global Payments, Inc.	2,063,120
55,800	IHS Markit Ltd. *	2,691,792
33,000	PayPal Holdings, Inc. *	2,503,710
8,100	S&P Global, Inc.	1,547,586
28,100	Total System Services, Inc.	2,423,906
		11,230,114
	DISTRIBUTION/WHOLESALE - 2.2%
32,600	LKQ Corp. *	1,237,170

	ENERGY-ALTERNATE SOURCES - 6.0%
64,800	SolarEdge Technologies, Inc. *	3,408,480

	HEALTHCARE-PRODUCTS - 14.8%
2,500	Cantel Medical Corp.	278,525
19,700	Edwards Lifesciences Corp. *	2,748,544
13,900	IDEXX Laboratories, Inc. *	2,660,321
17,000	Stryker Corp.	2,735,640
		8,423,030
	HEALTHCARE-SERVICES - 4.9%
25,800	Centene Corp. *	2,757,246

	INTERNET - 2.9%
5,600	Netflix, Inc. *	1,653,960

	LEISURE TIME - 2.4%
13,000	LCI Industries	1,353,950

	MACHINERY-DIVERSIFIED - 4.7%
9,550	Roper Technologies, Inc.	2,680,590

	RETAIL - 1.5%
3,500	O’Reilly Automotive, Inc. *	865,830

	SOFTWARE - 21.1%
11,800	Activision Blizzard, Inc.	796,028
15,650	Adobe Systems, Inc. *	3,381,652
35,400	Fiserv, Inc. *	2,524,374
16,200	ServiceNow, Inc.	2,680,290
48,100	SS&C Technologies Holdings, Inc.	2,580,084
		11,962,428
	TELECOMMUNICATIONS - 1.7%
16,500	GTT Communications, Inc. *	935,550

	TOTAL COMMON STOCK (Cost - $50,012,456)	56,024,244

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 1.4%
813,233	Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 1.53% **	$813,233
	TOTAL SHORT-TERM INVESTMENTS (Cost - $813,233)	813,233

	TOTAL INVESTMENTS - 100.1% (Cost - $50,825,689) (a)	$56,837,477
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(70,324)
	NET ASSETS - 100.0%	$56,767,153

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $50,825,689 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,664,423
Unrealized depreciation:	(652,635)
Net unrealized appreciation:	$6,011,788

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 3.2%
800	HEICO Corp.	$69,448

	BANKS - 9.7%
1,800	Bank of the Ozarks	86,886
1,200	Horizon Bancorp. +	36,012
1,500	Southside Bancshares, Inc. +	52,110
650	Walker & Dunlop, Inc. +	38,623
		213,631
	BEVERAGES - 4.7%
450	Constellation Brands, Inc. +	102,564

	BUILDING MATERIALS - 3.9%
1,400	Patrick Idustries, Inc. *	86,590

	COMMERCIAL SERVICES - 5.7%
1,350	HealthEquity, Inc. *	81,729
900	IHS Markit Ltd. *	43,416
		125,145
	DISTRIBUTION/WHOLESALE - 4.4%
665	Pool Corp. +	97,236

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
2,700	MMA Capital Management LLC * +	73,440

	ENERGY-ALTERNATE SOURCES - 4.1%
1,700	SolarEdge Technologies, Inc. *	89,420

	ENTERTAINMENT - 1.9%
170	Churchill Downs, Inc. +	41,489

	FOOD - 4.4%
1,050	Calavo Growers, Inc. +	96,810

	HEALTHCARE-PRODUCTS - 11.5%
2,600	AxoGen, Inc. *	94,900
450	Edwards Lifesciences Corp. *	62,784
500	IDEXX Laboratories, Inc. * +	95,695
		253,379
	HEALTHCARE-SERVICES - 7.3%
950	Centene Corp. * +	101,526
600	HCA Healthcare, Inc. +	58,200
		159,726
	HOUSEHOLD PRODUCTS - 2.1%
900	Church & Dwight Co., Inc. +	45,324

	LEISURE PRODUCTS - 1.8%
375	LCI Industries	39,056

	PHARMACEUTICALS - 4.0%
5,400	Corcept Therapeutics, Inc. * +	88,830

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	RETAIL - 4.2%
1,550	Ollie’s Bargain Outlet Holdings, Inc. *	$93,465

	SEMICONDUCTORS - 2.5%
480	MKS Instruments, Inc. +	55,512

	SOFTWARE - 15.5%
450	Adobe Systems, Inc. *	97,236
900	Broadridge Financial Solutions, Inc. +	98,721
650	Ebix, Inc.	48,425
900	Paycom Software, Inc. * +	96,651
		341,033
	TELECOMMUNICATIONS - 4.4%
1,700	GTT Communications, Inc. *	96,390

	TOTAL COMMON STOCK (Cost - $1,920,318)	2,168,488

	SHORT-TERM INVESTMENTS - 6.0%
132,935	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53% **	$132,935
	TOTAL SHORT-TERM INVESTMENTS (Cost - $132,935)

	TOTAL INVESTMENTS - 104.6% (Cost - $2,053,253) (a)	$2,301,423
	LIABILITIES LESS OTHER ASSETS - (4.6)%	(101,969)
	NET ASSETS - 100.0%	$2,199,454

	SECURITIES SOLD SHORT - (25.9)%
	COMMON STOCK - (25.9)%
	AUTO MANUFACTURERS - (2.2)%
180	Tesla, Inc. *	$47,903

	CHEMICALS - (3.6)%
3,300	Mosaic Co.	80,124

	COMMERICIAL SERVICES - (0.6)%
641	SEACOR Marine Holdings, Inc. *	12,192

	ENERGY-ALTERNATE SOURCES - (4.2)%
30,400	Pacific Ethanol, Inc. *	91,200

	INTERNET - (4.4)%
5,900	Liquidity Services, Inc. *	38,350
3,400	Rubicon Project, Inc. *	6,120
2,200	Snap, Inc. *	34,914
420	TripAdvisor, Inc. *	17,174
		96,558
	OIL & GAS - (4.3)%
2,300	Carrizo Oil & Gas, Inc. *	36,800
4,300	Gulfport Energy Corp. *	41,495
320	PDC Energy, Inc. *	15,689
		93,984

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	SECURITIES SOLD SHORT - (25.9)% (Continued)
	COMMON STOCK - (25.9)% (Continued)
	OIL & GAS SERVICES - (1.5)%
650	SEACOR Holdings, Inc. *	$33,215

	RETAIL - (5.0)%
5,100	Buckle, Inc.	112,965

	TRANSPORTATION - (0.1)%
144	Dorian LPG Ltd. *	1,079

	TOTAL COMMON STOCK (Cost - $613,590)	569,220

	TOTAL SECURITIES SOLD SHORT (Proceeds - $613,590) (a)	$569,220

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,441,006 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$389,206
Unrealized depreciation:	(98,009)
Net unrealized appreciation:	$291,197

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUND - 7.4%
85,000	Vanguard Short-Term Bond ETF	$6,667,400
	TOTAL EXCHANGE TRADED FUND (Cost $6,818,407)	6,667,400

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 11.7% *
	CALL OPTIONS PURCHASED - 7.5%
700	Corn Future, Maturing May 2018 +	Wedbush	$13,125,000	4/23/2018	$375.00	494,375
300	Corn Future, Maturing May 2018 +	Wedbush	5,775,000	4/23/2018	385.00	110,625
600	Corn Future, Maturing May 2018 +	Wedbush	12,450,000	4/23/2018	415.00	22,500
500	Corn Future, Maturing May 2018 +	Wedbush	10,500,000	4/23/2018	420.00	12,500
400	Corn Future, Maturing June 2018 +	Wedbush	7,800,000	5/29/2018	390.00	285,000
700	Corn Future, Maturing June 2018 +	Wedbush	14,525,000	5/29/2018	415.00	192,500
500	Corn Future, Maturing June 2018 +	Wedbush	10,750,000	5/29/2018	430.00	71,875
200	Corn Future, Maturing June 2018 +	Wedbush	4,350,000	5/29/2018	435.00	23,750
600	Corn Future, Maturing June 2018 +	Wedbush	13,200,000	5/29/2018	440.00	60,000
300	Corn Future, Maturing June 2018 +	Wedbush	6,825,000	5/29/2018	455.00	16,875
300	Corn Future, Maturing July 2018 +	Wedbush	5,700,000	6/25/2018	380.00	360,000
500	Corn Future, Maturing July 2018 +	Wedbush	9,750,000	6/25/2018	390.00	471,875
100	Corn Future, Maturing July 2018 +	Wedbush	2,150,000	6/25/2018	430.00	33,750
600	Corn Future, Maturing July 2018 +	Wedbush	13,500,000	6/25/2018	450.00	112,500
200	Crude Oil Future, Maturing May 2018 +	Wedbush	12,200,000	4/18/2018	61.00	838,000
100	Crude Oil Future, Maturing May 2018 +	Wedbush	6,300,000	4/18/2018	63.00	251,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	13,100,000	4/18/2018	65.50	206,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	13,500,000	4/18/2018	67.50	88,000
300	Crude Oil Future, Maturing June 2018 +	Wedbush	20,400,000	5/18/2018	68.00	306,000
100	Crude Oil Future, Maturing June 2018 +	Wedbush	7,100,000	5/18/2018	71.00	51,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	14,400,000	5/18/2018	72.00	82,000
100	Crude Oil Future, Maturing June 2018 +	Wedbush	6,450,000	5/18/2018	64.50	237,000
600	Crude Oil Future, Maturing June 2018 +	Wedbush	42,900,000	5/18/2018	71.50	276,000
100	Crude Oil Future, Maturing June 2018 +	Wedbush	7,450,000	5/18/2018	74.50	24,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	14,000,000	6/18/2018	70.00	194,000
100	Crude Oil Future, Maturing July 2018 +	Wedbush	7,100,000	6/18/2018	71.00	80,000
100	Crude Oil Future, Maturing July 2018 +	Wedbush	6,550,000	6/18/2018	65.50	231,000
100	Crude Oil Future, Maturing August 2018 +	Wedbush	7,350,000	7/18/2018	73.50	69,000
100	Gold Future, Maturing May 2018 +	Wedbush	13,450,000	4/26/2018	1,345.00	69,000
100	Gold Future, Maturing May 2018 +	Wedbush	13,600,000	4/26/2018	1,360.00	40,000
100	Gold Future, Maturing May 2018 +	Wedbush	13,750,000	4/26/2018	1,375.00	25,000
100	Gold Future, Maturing May 2018 +	Wedbush	15,450,000	4/26/2018	1,545.00	1,000
100	Gold Future, Maturing June 2018 +	Wedbush	13,400,000	5/25/2018	1,340.00	153,000
200	Gold Future, Maturing June 2018 +	Wedbush	27,100,000	5/25/2018	1,355.00	216,000
100	Gold Future, Maturing June 2018 +	Wedbush	13,850,000	5/25/2018	1,385.00	56,000
400	Gold Future, Maturing June 2018 +	Wedbush	57,000,000	5/25/2018	1,425.00	100,000
100	Gold Future, Maturing June 2018 +	Wedbush	14,600,000	5/25/2018	1,460.00	13,000
200	Gold Future, Maturing July 2018 +	Wedbush	27,300,000	6/27/2018	1,365.00	308,000
100	Gold Future, Maturing July 2018 +	Wedbush	13,800,000	6/27/2018	1,380.00	119,000
100	Gold Future, Maturing July 2018 +	Wedbush	14,050,000	6/27/2018	1,405.00	79,000
200	Gold Future, Maturing July 2018 +	Wedbush	28,200,000	6/27/2018	1,410.00	146,000
100	Gold Future, Maturing July 2018 +	Wedbush	14,150,000	6/27/2018	1,415.00	67,000
100	Gold Future, Maturing July 2018 +	Wedbush	14,200,000	6/27/2018	1,420.00	62,000
100	Gold Future, Maturing July 2018 +	Wedbush	14,350,000	6/27/2018	1,435.00	49,000
300	Gold Future, Maturing July 2018 +	Wedbush	43,650,000	6/27/2018	1,455.00	111,000
100	Gold Future, Maturing July 2018 +	Wedbush	15,550,000	6/27/2018	1,555.00	11,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,209,445)					6,826,125

	PUT OPTIONS PURCHASED - 4.2%
500	Corn Future, Maturing June 2018 +	Wedbush	9,000,000	5/29/2018	360.00	21,875
200	Crude Oil Future, Maturing May 2018 +	Wedbush	10,800,000	4/18/2018	54.00	4,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	12,600,000	4/18/2018	63.00	114,000
100	Crude Oil Future, Maturing May 2018 +	Wedbush	6,400,000	4/18/2018	64.00	87,000
100	Crude Oil Future, Maturing May 2018 +	Wedbush	6,700,000	4/18/2018	67.00	260,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	10,900,000	4/18/2018	54.50	4,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	11,500,000	4/18/2018	57.50	14,000
200	Crude Oil Future, Maturing May 2018 +	Wedbush	11,900,000	4/18/2018	59.50	30,000
100	Crude Oil Future, Maturing May 2018 +	Wedbush	6,350,000	4/18/2018	63.50	71,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	10,600,000	5/18/2018	53.00	20,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	10,500,000	5/18/2018	52.50	18,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	10,700,000	5/18/2018	53.50	24,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	11,700,000	5/18/2018	58.50	86,000
100	Crude Oil Future, Maturing July 2018 +	Wedbush	4,600,000	6/18/2018	46.00	5,000
100	Crude Oil Future, Maturing July 2018 +	Wedbush	4,800,000	6/18/2018	48.00	7,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	9,800,000	6/18/2018	49.00	18,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	10,400,000	6/18/2018	52.00	36,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	11,400,000	6/18/2018	57.00	114,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	11,300,000	6/18/2018	56.50	102,000
100	Crude Oil Future, Maturing August 2018 +	Wedbush	4,800,000	7/18/2018	48.00	16,000
200	Crude Oil Future, Maturing August 2018 +	Wedbush	10,400,000	7/18/2018	52.00	74,000
400	Crude Oil Future, Maturing August 2018 +	Wedbush	19,400,000	7/18/2018	48.50	72,000
150	Gold Future, Maturing May 2018 +	Wedbush	17,250,000	4/26/2018	1,150.00	1,500
54	Gold Future, Maturing May 2018 +	Wedbush	6,777,000	4/26/2018	1,255.00	2,700
100	Gold Future, Maturing May 2018 +	Wedbush	12,750,000	4/26/2018	1,275.00	10,000
100	Gold Future, Maturing May 2018 +	Wedbush	12,900,000	4/26/2018	1,290.00	21,000
200	Gold Future, Maturing May 2018 +	Wedbush	26,400,000	4/26/2018	1,320.00	192,000
100	Gold Future, Maturing May 2018 +	Wedbush	13,600,000	4/26/2018	1,360.00	367,000
200	Gold Future, Maturing June 2018 +	Wedbush	23,500,000	5/25/2018	1,175.00	6,000
100	Gold Future, Maturing June 2018 +	Wedbush	12,050,000	5/25/2018	1,205.00	5,000

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 11.7% (Continued) *
	PUT OPTIONS PURCHASED - 4.2% (Continued)
100	Gold Future, Maturing June 2018 +	Wedbush	$12,700,000	5/25/2018	$1,270.00	$30,000
100	Gold Future, Maturing June 2018 +	Wedbush	12,750,000	5/25/2018	1,275.00	36,000
200	Gold Future, Maturing June 2018 +	Wedbush	26,100,000	5/25/2018	1,305.00	212,000
200	Gold Future, Maturing June 2018 +	Wedbush	26,500,000	5/25/2018	1,325.00	384,000
100	Gold Future, Maturing June 2018 +	Wedbush	13,750,000	5/25/2018	1,375.00	545,000
100	Gold Future, Maturing June 2018 +	Wedbush	13,900,000	5/25/2018	1,390.00	676,000
400	Gold Future, Maturing July 2018 +	Wedbush	48,400,000	6/27/2018	1,210.00	44,000
200	Gold Future, Maturing July 2018 +	Wedbush	25,000,000	6/27/2018	1,250.00	64,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,445,775)					3,794,075

	TOTAL OPTIONS PURCHASED (Cost - $13,655,220)					10,620,200

Principal			Coupon Rate (%)	Maturity		Value
	UNITED STATES GOVERNMENT SECURITIES - 52.7%
$2,000,000	United States Treasury Notes +		0.750%	4/15/2018		$1,999,411
5,000,000	United States Treasury Notes		0.750%	4/30/2018		4,996,775
5,000,000	United States Treasury Notes		1.000%	5/31/2018		4,994,296
5,000,000	United States Treasury Notes		1.125%	6/15/2018		4,993,509
5,000,000	United States Treasury Notes		1.375%	6/30/2018		4,994,722
3,000,000	United States Treasury Notes +		0.875%	7/15/2018		2,991,954
2,000,000	United States Treasury Notes		1.000%	9/15/2018		1,992,227
2,000,000	United States Treasury Notes		1.250%	11/30/2018		1,990,039
5,000,000	United States Treasury Notes		1.500%	1/31/2019		4,975,000
6,000,000	United States Treasury Notes +		1.000%	3/15/2019		5,936,836
3,000,000	United States Treasury Notes		1.250%	4/30/2019		2,971,230
2,000,000	United States Treasury Notes		0.750%	7/15/2019		1,963,515
1,000,000	United States Treasury Notes		1.625%	8/31/2019		991,816
2,000,000	United States Treasury Notes		1.000%	9/30/2019		1,964,219
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $47,992,266)					47,755,549

Shares
	PRIVATE INVESTMENT FUND - 12.4%
106,008	Prime Meridian Income QP Fund #	11,274,165
	TOTAL PRIVATE INVESTMENT FUND (Cost - $10,655,203)	11,274,165

	SHORT-TERM INVESTMENTS - 14.9%
13,478,524	Fidelity Institutional Government Portfolio, Institutional Class, 1.53% + ^ **	13,478,524
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,478,524)	13,478,524

	TOTAL INVESTMENTS - 99.1% (Cost - $92,599,620) (b)	$89,795,838
	OTHER ASSETS LESS LIABILITIES - 0.9%	824,467
	NET ASSETS - 100.0%	$90,620,305

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (10.1)% *
	CALL OPTIONS WRITTEN - (6.2)%
300	Corn Future, Maturing May 2018 +	Wedbush	$5,850,000	4/23/2018	$390.00	$76,875
900	Corn Future, Maturing May 2018 +	Wedbush	18,000,000	4/23/2018	400.00	106,875
100	Corn Future, Maturing May 2018 +	Wedbush	2,025,000	4/23/2018	405.00	8,125
400	Corn Future, Maturing May 2018 +	Wedbush	8,200,000	4/23/2018	410.00	20,000
100	Corn Future, Maturing June 2018 +	Wedbush	2,000,000	5/29/2018	400.00	49,375
900	Corn Future, Maturing June 2018 +	Wedbush	18,225,000	5/29/2018	405.00	365,625
800	Corn Future, Maturing June 2018 +	Wedbush	16,800,000	5/29/2018	420.00	180,000
900	Corn Future, Maturing June 2018 +	Wedbush	19,125,000	5/29/2018	425.00	163,125
900	Corn Future, Maturing July 2018 +	Wedbush	18,000,000	6/25/2018	400.00	663,750
100	Corn Future, Maturing July 2018 +	Wedbush	2,050,000	6/25/2018	410.00	57,500
500	Crude Oil Future, Maturing May 2018 +	Wedbush	33,500,000	4/18/2018	67.00	1,070,000
50	Crude Oil Future, Maturing May 2018 +	Wedbush	3,450,000	4/18/2018	69.00	27,500
100	Crude Oil Future, Maturing May 2018 +	Wedbush	7,000,000	4/18/2018	70.00	23,000
300	Crude Oil Future, Maturing May 2018 +	Wedbush	19,050,000	4/18/2018	63.50	48,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	14,000,000	5/18/2018	70.00	232,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	13,500,000	5/18/2018	67.50	182,000
700	Crude Oil Future, Maturing June 2018 +	Wedbush	47,950,000	5/18/2018	68.50	448,000
300	Crude Oil Future, Maturing July 2018 +	Wedbush	20,400,000	6/18/2018	68.00	429,000
100	Crude Oil Future, Maturing July 2018 +	Wedbush	6,850,000	6/18/2018	68.50	130,000
400	Gold Future, Maturing May 2018 +	Wedbush	56,200,000	4/26/2018	1,405.00	44,000
300	Gold Future, Maturing June 2018 +	Wedbush	40,950,000	5/25/2018	1,365.00	258,000
300	Gold Future, Maturing June 2018 +	Wedbush	42,000,000	5/25/2018	1,400.00	123,000
300	Gold Future, Maturing June 2018 +	Wedbush	42,300,000	5/25/2018	1,410.00	99,000
600	Gold Future, Maturing July 2018 +	Wedbush	83,400,000	6/27/2018	1,390.00	606,000
300	Gold Future, Maturing July 2018 +	Wedbush	42,750,000	6/27/2018	1,425.00	171,000
200	Gold Future, Maturing July 2018 +	Wedbush	28,900,000	6/27/2018	1,445.00	86,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $4,903,936)					5,667,750

	PUT OPTIONS WRITTEN - (3.9)%
500	Corn Future, Maturing June 2018 +	Wedbush	9,125,000	5/29/2018	365.00	31,250
600	Crude Oil Future, Maturing May 2018 +	Wedbush	39,000,000	4/18/2018	65.00	24,000
400	Crude Oil Future, Maturing May 2018 +	Wedbush	22,200,000	4/18/2018	55.50	124,000
300	Crude Oil Future, Maturing May 2018 +	Wedbush	18,450,000	4/18/2018	61.50	393,000
100	Crude Oil Future, Maturing June 2018 +	Wedbush	5,400,000	5/18/2018	54.00	6,000
200	Crude Oil Future, Maturing June 2018 +	Wedbush	11,000,000	5/18/2018	55.00	26,000
600	Crude Oil Future, Maturing June 2018 +	Wedbush	30,300,000	5/18/2018	50.50	102,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	10,200,000	6/18/2018	51.00	30,000
400	Crude Oil Future, Maturing July 2018 +	Wedbush	21,600,000	6/18/2018	54.00	100,000

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (10.1)% (Continued)*
	PUT OPTIONS WRITTEN - (3.9)% (Continued)
200	Crude Oil Future, Maturing July 2018 +	Wedbush	$10,700,000	6/18/2018	$53.50	$58,000
200	Crude Oil Future, Maturing July 2018 +	Wedbush	11,100,000	6/18/2018	55.50	80,000
600	Crude Oil Future, Maturing August 2018 +	Wedbush	30,000,000	7/18/2018	50.00	144,000
54	Gold Future, Maturing May 2018 +	Wedbush	6,669,000	4/26/2018	1,235.00	1,620
300	Gold Future, Maturing May 2018 +	Wedbush	39,000,000	4/26/2018	1,300.00	108,000
200	Gold Future, Maturing May 2018 +	Wedbush	26,700,000	4/26/2018	1,335.00	352,000
400	Gold Future, Maturing June 2018 +	Wedbush	49,000,000	5/25/2018	1,225.00	28,000
100	Gold Future, Maturing June 2018 +	Wedbush	12,350,000	5/25/2018	1,235.00	10,000
300	Gold Future, Maturing June 2018 +	Wedbush	40,050,000	5/25/2018	1,335.00	747,000
300	Gold Future, Maturing June 2018 +	Wedbush	40,500,000	5/25/2018	1,350.00	1,044,000
600	Gold Future, Maturing July 2018 +	Wedbush	73,500,000	6/27/2018	1,225.00	96,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $7,254,330)					3,504,870

	TOTAL OPTIONS WRITTEN (Premiums Received - $12,158,266) (b)					$9,172,620

ETF - Exchange Traded Fund

*	Non-income producing security.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

#	The security is illiquid; total illiquid securities represent 12.4% of net assets.

^	All or a portion of security held as collateral for open options contracts.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $81,203,122 and differs from fair value by net unrealized appreciation (depreciation) of securities and options written as follows:

Unrealized appreciation:	$5,374,748
Unrealized depreciation:	(5,954,652)
Net unrealized depreciation:	$(579,904)

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 1.8% *
	CALL OPTIONS PURCHASED - 0.1%
1,500	S&P 500 Index Future, Maturing April 2018 *	HSBC, Mizuho	1,078,125,000	04/20/2018-$2,875	$225,000
1,500	S&P 500 Index Future, Maturing April 2018 *	RBC, Mizuho	1,087,500,000	04/20/2018-$2,900	150,000
2,500	S&P 500 Index Future, Maturing May 2018 *	EDF, Mizuho	1,890,625,000	04/20/2018-$3,025	93,750
250	S&P 500 Index Future, Maturing June 2018 *	RCG	181,250,000	06/15/2018-$2,900	271,875
500	S&P 500 Index Future, Maturing June 2018 *	RCG	367,500,000	06/15/2018-$2,940	312,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,650,063)				1,053,125

	PUT OPTIONS PURCHASED - 1.7%
1,000	S&P 500 Index Future, Maturing May 2018 *	EDF	525,000,000	05/18/2018-$2,100	837,500
2,000	S&P 500 Index Future, Maturing June 2018 *	EDF, HSBC	1,087,500,000	06/15/2018-$2,175	4,850,000
750	S&P 500 Index Future, Maturing June 2018 *	HSBC	399,375,000	06/15/2018-$2,130	1,481,250
4,000	S&P 500 Index Future, Maturing June 2018 *	EDF, HSBC	2,150,000,000	06/15/2018-$2,150	8,700,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $25,905,625)				15,868,750

	TOTAL PURCHASED OPTIONS (Cost - $30,555,688)				16,921,875

	PRIVATE INVESTMENT FUND - 8.9%
800,321	Prime Meridian Income QP Fund, LP #				85,182,035
	TOTAL PRIVATE INVESTMENT FUND (Cost - $80,902,016)				85,182,035
Principal
	UNITED STATES GOVERNMENT SECURITIES - 54.7%
$100,000,000	United States Treasury Notes, 1.250%, 11/15/2018				99,533,203
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018				99,576,171
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018				99,574,218
50,000,000	United States Treasury Notes, 1.125%, 01/15/2018				49,626,953
50,000,000	United States Treasury Notes, 1.500%, 01/31/2019				49,750,000
25,000,000	United States Treasury Notes, 1.500%, 2/28/2019				24,863,770
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019				99,332,031
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $526,476,664)				522,256,346

	SHORT-TERM INVESTMENTS - 33.6%
	MONEY MARKET FUNDS - 33.6%
320,354,510	Fidelity Investments Money Market Funds Government Portfolio- Institutional Class, 1.53% ** ^				$320,354,510
	TOTAL SHORT-TERM INVESTMENTS (Cost - $320,354,510)				320,354,510

	TOTAL INVESTMENTS - 99.0% (Cost - $958,288,878) (b)				$944,714,766
	OTHER ASSETS LESS LIABILITIES - 1.0%				9,584,103
	NET ASSETS - 100.0%				$954,298,869

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.6)% *
	CALL OPTIONS WRITTEN - (0.4)%
6,000	S&P 500 Index Future, Maturing April 2018	RBC, Mizuho	4,425,000,000	04/20/2018-$2,950	$300,000
4,600	S&P 500 Index Future, Maturing April 2018	HSBC, RBC, Wedbush	3,478,750,000	04/20/2018-$3,025	57,500
2,000	S&P 500 Index Future, Maturing April 2018	HSBC	1,487,500,000	04/20/2018-$2,975	75,000
1,500	S&P 500 Index Future, Maturing April 2018	HSBC	1,125,000,000	04/20/2018-$3,000	37,500
1,000	S&P 500 Index Future, Maturing April 2018	Mizuho	768,750,000	04/20/2018-$3,075	12,500
6,500	S&P 500 Index Future, Maturing May 2018	EDF, Mizuho	4,996,875,000	04/20/2018-$3,075	162,500
750	S&P 500 Index Future, Maturing May 2018	RBC	548,437,500	05/18/2018-$2,925	309,375
250	S&P 500 Index Future, Maturing May 2018	RBC	182,500,000	05/18/2018-$2,920	109,375
1,500	S&P 500 Index Future, Maturing June 2018	RGC	1,106,250,000	06/15/2018-$2,950	825,000
650	S&P 500 Index Future, Maturing June 2018	HSBC, Wedbush	468,000,000	06/15/2018-$2,880	926,250
500	S&P 500 Index Future, Maturing June 2018	Wedbush	359,375,000	06/15/2018-$2,875	762,500
350	S&P 500 Index Future, Maturing June 2018	HSBC, RBC	252,437,500	06/15/2018-$2,885	463,750
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $20,965,000)				4,041,250

	PUT OPTIONS WRITTEN - (1.2)%
1,050	S&P 500 Index Future, Maturing April 2018	EDF, HSBC	619,500,000	04/20/2018-$2,360	892,500
1,000	S&P 500 Index Future, Maturing April 2018	HSBC	600,000,000	04/20/2018-$2,400	1,175,000
950	S&P 500 Index Future, Maturing April 2018	EDF, HSBC	562,875,000	04/20/2018-$2,370	878,750
400	S&P 500 Index Future, Maturing April 2018	EDF	237,500,000	04/20/2018-$2,375	385,000
350	S&P 500 Index Future, Maturing April 2018	EDF	206,062,500	04/20/2018-$2,355	288,750
250	S&P 500 Index Future, Maturing April 2018	HSBC	147,812,500	04/20/2018-$2,365	221,875
750	S&P 500 Index Future, Maturing May 2018	HSBC	450,000,000	04/30/2018-$2,400	1,331,250
1,000	S&P 500 Index Future, Maturing May 2018	EDF	600,000,000	05/18/2018-$2,400	3,800,000
500	S&P 500 Index Future, Maturing May 2018	EDF	291,250,000	05/18/2018-$2,330	1,262,500
500	S&P 500 Index Future, Maturing May 2018	EDF	291,875,000	05/18/2018-$2,335	1,300,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $27,247,500)				11,535,625

	TOTAL OPTIONS WRITTEN (Premiums Received - $48,212,500)				$15,576,875

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

#	The security is illiquid; total illiquid securities represent 8.9% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $910,076,378 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$38,413,337
Unrealized depreciation:	(19,729,756)
Net unrealized appreciation:	$18,683,581

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 84.0%
	AEROSPACE/DEFENSE - 4.4%
$100,000	Arconic, Inc.	6.150	8/15/2020	$104,750

	BIOTECHNOLOGY - 5.1%
45,000	Amgen, Inc.	5.700	2/1/2019	46,091
76,000	Celgene Corp.	2.250	5/15/2019	75,439
				121,530
	COMMERCIAL SERVICES - 8.3%
100,000	Quad Graphics, Inc.	7.000	5/1/2022	103,500
95,000	Western Union Co.	3.350	5/22/2019	95,107
				198,607
	COMPUTERS - 2.1%
50,000	Hewlett-Packard Co.	2.750	1/14/2019	49,996

	DIVERSIFIED FINANCIAL SERVICES - 8.4%
100,000	Ally Financial, Inc.	4.625	5/19/2022	101,500
100,000	Synchrony Financial	3.000	8/15/2019	99,698
				201,198

	HEALTHCARE-SERVICES - 4.3%
98,000	HCA, Inc.	5.875	3/15/2022	103,267

	INVESTMENT COMPANIES - 14.8%
75,000	PennantPark Investment Corp.	4.500	10/1/2019	75,118
275,000	Prospect Capital Corp.	5.000	7/15/2019	278,650
				353,768
	MINING - 4.2%
100,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	99,500

	OIL & GAS - 11.5%
275,000	Nabors Industries, Inc.	5.000	9/15/2020	274,312

	PACKAGING & CONTAINERS - 3.7%
85,000	Ball Corp.	5.000	3/15/2022	87,975

	PIPELINES - 3.9%
96,000	Rose Rock Midstream LP	5.625	7/15/2022	93,120

	RETAIL - 8.1%
90,000	Family Dollar Stores, Inc.	5.000	2/1/2021	93,150
100,000	Macy’s Retail Holdings, Inc.	3.875	1/15/2022	100,085
				193,235
	SOFTWARE - 5.2%
125,000	Fiserv, Inc.	2.700	6/1/2020	124,206

	TOTAL CORPORATE BONDS (Cost - $2,032,711)			2,005,464

	CONVERTIBLE BONDS - 11.6%
	PHARMACEUTICALS - 8.1%
160,000	Herbalife Ltd.	2.000	8/15/2019	193,824

	REITS - 3.5%
85,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	84,570

	TOTAL CONVERTIBLE BONDS (Cost - $234,430)			278,394

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 3.8%
91,247	Fidelity Institutional Government Portfolio, Institutional Class, 1.53% *	$91,247
	TOTAL SHORT-TERM INVESTMENTS (Cost - $91,247)	91,247

	TOTAL INVESTMENTS - 99.4% (Cost - $2,358,388) (a)	$2,375,105
	OTHER ASSETS LESS LIABILITIES - 0.6%	14,438
	NET ASSETS - 100.0%	$2,389,543

LP - Limited Partnership

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,358,605 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$47,048
Unrealized depreciation:	(30,548)
Net unrealized appreciation:	$16,500

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 73.5%
	AGGREGATE BOND - 34.9%
3,700	First Trust Enhanced Short Maturity ETF	$221,852
4,800	Guggenheim Ultra Short Duration ETF	241,104
1,500	iShares Core U.S. Aggregate Bond ETF	160,875
4,400	iShares Short Maturity Bond ETF	220,704
3,050	Janus Henderson Short Duration Income ETF	152,713
2,400	PIMCO Enhanced Short Maturity Active	243,720
1,600	Schwab U.S. Aggregate Bond ETF	81,632
2,750	SPDR Portfolio Aggregate Bond ETF	77,440
2,900	Vanguard Short-Term Bond ETF	227,476
2,000	Vanguard Total Bond Market ETF	159,860
1,850	WisdomTree Barclays Yield Enhanced US Aggregate	91,205
		1,878,581
	CORPORATE BOND - 18.3%
7,800	Guggenheim BulletShares 2020 Corporate Bond ETF	164,268
2,300	iShares 1-3 Year Credit Bond ETF	238,740
4,700	iShares Floating Rate Bond ETF	239,371
2,150	ProShares Investment Grade-Interest Rate Hedged	163,895
2,300	Vanguard Short-Term Corporate Bond ETF	180,389
		986,663
	FIXED INCOME - 15.1%
1,700	iShares JP Morgan USD Emerging Markets Bond ETF	191,794
9,400	PowerShares Senior Loan Portfolio	217,422
5,000	SPDR Blackstone / GSO Senior Loan ETF	237,100
8,400	VanEck Vectors J.P. Morgan EM Local Currency Bond	164,640
		810,956
	INDEX RELATED - 3.6%
3,800	SPDR Bloomberg Barclays Convertible Securities	196,308

	INFLATION PROTECTED - 1.6%
1,400	SPDR Citi International Government	83,370

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,963,007)	3,955,878

	OPEN ENDED FUND - 7.0%
30,744	AlphaCentric Income Opportunities Fund + (Cost - $378,135)	376,304

	SHORT-TERM INVESTMENTS - 25.4%
1,369,743	Fidelity Investments Money Market Funds Government Portfolio - Class I, 1.53% **	1,369,743
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,369,743)	1,369,743

	TOTAL INVESTMENTS - 105.9% (Cost - $5,710,885) (a)	$5,701,925
	LIABILITIES LESS OTHER ASSETS - (5.9)%	(316,870)
	NET ASSETS - 100.0%	$5,385,055

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

+	An affiliate of the Advisor.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,710,885, excluding swaps, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,810
Unrealized depreciation:	(14,770)
Net unrealized depreciation	$(8,960)

TOTAL RETURN SWAPS - 0.7%

Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Unrealized Appreciation/ Depreciation
2,470,250	BNP Paribas Catalyst Systematic Index	BNP Paribas	12/24/2018	0.5000	$(274,949)
1,779,750	BNP Paribas Catalyst Systematic Index	BNP Paribas	2/12/2019	0.5000	$(20,104)
1,400,000	BNP Paribas Catalyst Systematic Index	BNP Paribas	3/1/2019	0.5000	$(34,761)
					$(329,814)

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial baises present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

BNP Paribas Catalyst Systematic Index Swap Holdings

						Unrealized
			Notional			Appreciation/
Long Contracts		Counterparty	Amount	Maturity		(Depreciation)

	OPEN LONG FUTURES CONTRACTS
26	CMX Copper Future	BNP Paribas	$2,017,196	September-18		$110,915
7	CMX Gold Future	BNP Paribas	890,980	June-18		(32,691)
0 *	CMX Silver Future	BNP Paribas	36,879	May-18		188
14	E10 Future	BNP Paribas	2,691,665	June-18		(6,597)
3	Emerging Future	BNP Paribas	155,919	June-18		(5,511)
4	HSCEI Future	BNP Paribas	311,568	April-18		(13,651)
9	ICE Brent Crude Future	BNP Paribas	624,582	November-18		(48,689)
5	ICE Brent Crude Future	BNP Paribas	339,204	December-18		(26,198)
1	JGB Future	BNP Paribas	786,645	June-18		(1,125)
39	LME Aluminium HG Future	BNP Paribas	1,953,788	July-18		132,118
4	LME Aluminium HG Future	BNP Paribas	182,393	December-19		12,572
2	LME Copper Future	BNP Paribas	297,136	December-19		12,071
15	LME Nickel Future	BNP Paribas	1,225,367	September-18		(108,176)
25	LME Zinc Future	BNP Paribas	2,014,517	July-18		(45,071)
2	LME Zinc Future	BNP Paribas	135,387	December-18		(3,571)
4	Nikkei Future	BNP Paribas	442,052	June-18		32,566
8	NYMEX Gasoline RBOB Future	BNP Paribas	680,467	September-18		(41,728)
7	NYMEX Heating Oil Future	BNP Paribas	624,978	July-18		(38,310)
2	NYMEX Heating Oil Future	BNP Paribas	156,923	August-18		(9,748)
72	NYMEX Natural Gas Future	BNP Paribas	2,027,529	September-18		(142,421)
13	NYMEX Natural Gas Future	BNP Paribas	357,155	April-19		(4,155)
10	NYMEX WTI Crude Future	BNP Paribas	623,682	July-18		(66,775)
5	NYMEX WTI Crude Future	BNP Paribas	336,779	September-18		(34,325)
4	S&P 500 Future	BNP Paribas	501,382	June-18		7,536
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS					(320,776)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(5)	CBOE VIX Future	BNP Paribas	$(94,354)	April-18		$29,162
(26)	CMX Copper Future	BNP Paribas	(2,017,182)	July-18		(116,554)
(3)	CMX Copper Future	BNP Paribas	(223,215)	May-18		(13,808)
(21)	Eurostoxx 50 of Future	BNP Paribas	(858,772)	June-18		(45,426)
(4)	ICE Brent Crude Future	BNP Paribas	(275,060)	July-18		23,230
(9)	ICE Brent Crude Future	BNP Paribas	(624,748)	September-18		50,046
(42)	LME Aluminium HG Future	BNP Paribas	(2,091,011)	May-18		(142,194)
(10)	LME Nickel Future	BNP Paribas	(779,899)	July-18		70,088
(5)	LME Nickel Future	BNP Paribas	(413,691)	May-18		36,765
(26)	LME Zinc Future	BNP Paribas	(2,116,926)	May-18		43,753
(3)	NYMEX Gasoline RBOB Future	BNP Paribas	(272,194)	May-18		12,897
(4)	NYMEX Gasoline RBOB Future	BNP Paribas	(372,987)	July-18		19,635
(9)	NYMEX Heating Oil Future	BNP Paribas	(758,150)	May-18		46,562
(10)	NYMEX Natural Gas Future	BNP Paribas	(277,119)	May-18		17,745
(72)	NYMEX Natural Gas Future	BNP Paribas	(2,030,191)	July-18		131,905
(14)	NYMEX WTI Crude Future	BNP Paribas	(895,097)	May-18		95,044
(23)	10Y US Future	BNP Paribas	(2,739,971)	June-18		(45,236)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS					213,614

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value
	OPTIONS WRITTEN
	PUT OPTIONS WRITTEN
35	S&P 500 Index	BNP Paribas	93,667	5/11/2018	2,664	$190
36	S&P 500 Index	BNP Paribas	98,409	5/11/2018	2,731	3
37	S&P 500 Index	BNP Paribas	103,268	5/11/2018	2,797	—
32	S&P 500 Index	BNP Paribas	85,829	5/11/2018	2,642	333
33	S&P 500 Index	BNP Paribas	90,174	5/11/2018	2,708	16
34	S&P 500 Index	BNP Paribas	94,627	5/11/2018	2,774	—
31	S&P 500 Index	BNP Paribas	82,649	5/11/2018	2,657	212
32	S&P 500 Index	BNP Paribas	86,833	5/11/2018	2,723	5
33	S&P 500 Index	BNP Paribas	91,120	5/11/2018	2,790	—
29	S&P 500 Index	BNP Paribas	76,133	5/11/2018	2,613	525
30	S&P 500 Index	BNP Paribas	79,987	5/11/2018	2,678	89
31	S&P 500 Index	BNP Paribas	83,937	5/11/2018	2,744	1
28	S&P 500 Index	BNP Paribas	73,612	5/11/2018	2,604	579
29	S&P 500 Index	BNP Paribas	77,339	5/11/2018	2,670	126
30	S&P 500 Index	BNP Paribas	81,157	5/11/2018	2,735	2
33	S&P 500 Index	BNP Paribas	84,534	5/11/2018	2,531	1
34	S&P 500 Index	BNP Paribas	89,042	5/11/2018	2,597	9
31	S&P 500 Index	BNP Paribas	77,461	5/11/2018	2,510	—
32	S&P 500 Index	BNP Paribas	81,591	5/11/2018	2,576	4
30	S&P 500 Index	BNP Paribas	74,591	5/11/2018	2,524	1
30	S&P 500 Index	BNP Paribas	78,568	5/11/2018	2,590	6

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
BNP Paribas Catalyst Systematic Index Swap Holdings

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value
	OPTIONS WRITTEN (Continued)
	PUT OPTIONS WRITTEN (Continued)
28	S&P 500 Index	BNP Paribas	68,710	5/11/2018	2,483	—
28	S&P 500 Index	BNP Paribas	72,374	5/11/2018	2,548	1
27	S&P 500 Index	BNP Paribas	66,435	5/11/2018	2,474	—
28	S&P 500 Index	BNP Paribas	69,977	5/11/2018	2,539	1
38	S&P 500 Index	BNP Paribas	96,729	5/18/2018	2,558	33
39	S&P 500 Index	BNP Paribas	101,886	5/18/2018	2,626	116
36	S&P 500 Index	BNP Paribas	93,312	5/18/2018	2,573	41
37	S&P 500 Index	BNP Paribas	98,288	5/18/2018	2,641	147
36	S&P 500 Index	BNP Paribas	92,848	5/18/2018	2,571	39
37	S&P 500 Index	BNP Paribas	97,799	5/18/2018	2,639	141
33	S&P 500 Index	BNP Paribas	84,861	5/18/2018	2,544	22
34	S&P 500 Index	BNP Paribas	89,386	5/18/2018	2,611	77
31	S&P 500 Index	BNP Paribas	77,650	5/18/2018	2,523	15
32	S&P 500 Index	BNP Paribas	81,790	5/18/2018	2,590	48
36	S&P 500 Index	BNP Paribas	92,183	5/25/2018	2,534	48
37	S&P 500 Index	BNP Paribas	97,098	5/25/2018	2,600	122
34	S&P 500 Index	BNP Paribas	85,395	5/25/2018	2,507	32
35	S&P 500 Index	BNP Paribas	89,949	5/25/2018	2,573	78
33	S&P 500 Index	BNP Paribas	83,702	5/25/2018	2,503	30
34	S&P 500 Index	BNP Paribas	88,165	5/25/2018	2,569	72
35	S&P 500 Index	BNP Paribas	89,147	5/25/2018	2,537	48
36	S&P 500 Index	BNP Paribas	93,901	5/25/2018	2,604	123
32	S&P 500 Index	BNP Paribas	80,829	5/25/2018	2,537	43
33	S&P 500 Index	BNP Paribas	85,140	5/25/2018	2,603	111
39	S&P 500 Index	BNP Paribas	96,895	6/1/2018	2,498	53
40	S&P 500 Index	BNP Paribas	102,061	6/1/2018	2,564	112
39	S&P 500 Index	BNP Paribas	97,485	6/1/2018	2,504	57
40	S&P 500 Index	BNP Paribas	102,684	6/1/2018	2,570	121
38	S&P 500 Index	BNP Paribas	95,972	6/1/2018	2,522	67
39	S&P 500 Index	BNP Paribas	101,090	6/1/2018	2,588	147
36	S&P 500 Index	BNP Paribas	90,628	6/1/2018	2,516	59
37	S&P 500 Index	BNP Paribas	95,461	6/1/2018	2,582	129
34	S&P 500 Index	BNP Paribas	86,679	6/1/2018	2,536	70
35	S&P 500 Index	BNP Paribas	91,301	6/1/2018	2,603	158
38	S&P 500 Index	BNP Paribas	97,082	6/8/2018	2,539	110
39	S&P 500 Index	BNP Paribas	102,258	6/8/2018	2,606	223
36	S&P 500 Index	BNP Paribas	90,042	6/8/2018	2,530	98
37	S&P 500 Index	BNP Paribas	94,843	6/8/2018	2,597	198
1	10 Year US Treasury Futures	BNP Paribas	76,614	4/20/2018	121	1,037
4	10 Year US Treasury Futures	BNP Paribas	459,149	4/20/2018	120.50	641
11	10 Year US Treasury Futures	BNP Paribas	1,296,398	4/20/2018	120	461
8	10 Year US Treasury Futures	BNP Paribas	987,598	4/20/2018	119.50	170
1	10 Year US Treasury Futures	BNP Paribas	75,957	4/20/2018	119	32
						7,433

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value
	CALL OPTIONS WRITTEN
40	S&P 500 Index	BNP Paribas	107,178	5/18/2018	2,693	$139
41	S&P 500 Index	BNP Paribas	112,604	5/18/2018	2,760	11
42	S&P 500 Index	BNP Paribas	118,164	5/18/2018	2,828	3
38	S&P 500 Index	BNP Paribas	103,393	5/18/2018	2,709	77
39	S&P 500 Index	BNP Paribas	108,628	5/18/2018	2,776	6
40	S&P 500 Index	BNP Paribas	113,991	5/18/2018	2,844	2
38	S&P 500 Index	BNP Paribas	102,879	5/18/2018	2,706	83
39	S&P 500 Index	BNP Paribas	108,087	5/18/2018	2,774	7
40	S&P 500 Index	BNP Paribas	113,424	5/18/2018	2,842	2
35	S&P 500 Index	BNP Paribas	94,029	5/18/2018	2,678	194
36	S&P 500 Index	BNP Paribas	98,789	5/18/2018	2,745	16
37	S&P 500 Index	BNP Paribas	103,667	5/18/2018	2,812	3
32	S&P 500 Index	BNP Paribas	86,038	5/18/2018	2,656	303
33	S&P 500 Index	BNP Paribas	90,394	5/18/2018	2,723	38
34	S&P 500 Index	BNP Paribas	94,857	5/18/2018	2,789	4
38	S&P 500 Index	BNP Paribas	102,142	5/25/2018	2,667	362
39	S&P 500 Index	BNP Paribas	107,313	5/25/2018	2,734	67
40	S&P 500 Index	BNP Paribas	112,611	5/25/2018	2,800	9
36	S&P 500 Index	BNP Paribas	94,621	5/25/2018	2,639	536
37	S&P 500 Index	BNP Paribas	99,411	5/25/2018	2,705	146
38	S&P 500 Index	BNP Paribas	104,319	5/25/2018	2,771	19
35	S&P 500 Index	BNP Paribas	92,744	5/25/2018	2,635	564
36	S&P 500 Index	BNP Paribas	97,439	5/25/2018	2,700	163
37	S&P 500 Index	BNP Paribas	102,251	5/25/2018	2,766	21
37	S&P 500 Index	BNP Paribas	98,778	5/25/2018	2,670	329

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
BNP Paribas Catalyst Systematic Index Swap Holdings

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value
	OPTIONS WRITTEN (Continued)
	CALL OPTIONS WRITTEN (Continued)
38	S&P 500 Index	BNP Paribas	103,779	5/25/2018	2,737	$58
39	S&P 500 Index	BNP Paribas	108,903	5/25/2018	2,804	8
34	S&P 500 Index	BNP Paribas	89,562	5/25/2018	2,670	299
34	S&P 500 Index	BNP Paribas	94,096	5/25/2018	2,737	53
35	S&P 500 Index	BNP Paribas	98,742	5/25/2018	2,804	8
41	S&P 500 Index	BNP Paribas	107,362	6/1/2018	2,630	749
42	S&P 500 Index	BNP Paribas	112,798	6/1/2018	2,695	267
43	S&P 500 Index	BNP Paribas	118,367	6/1/2018	2,761	48
41	S&P 500 Index	BNP Paribas	108,017	6/1/2018	2,636	698
42	S&P 500 Index	BNP Paribas	113,485	6/1/2018	2,702	235
43	S&P 500 Index	BNP Paribas	119,089	6/1/2018	2,767	40
40	S&P 500 Index	BNP Paribas	106,340	6/1/2018	2,655	525
41	S&P 500 Index	BNP Paribas	111,724	6/1/2018	2,721	144
42	S&P 500 Index	BNP Paribas	117,240	6/1/2018	2,788	22
38	S&P 500 Index	BNP Paribas	100,419	6/1/2018	2,648	548
39	S&P 500 Index	BNP Paribas	105,503	6/1/2018	2,714	162
40	S&P 500 Index	BNP Paribas	110,712	6/1/2018	2,780	25
36	S&P 500 Index	BNP Paribas	96,043	6/1/2018	2,670	371
37	S&P 500 Index	BNP Paribas	100,906	6/1/2018	2,737	85
38	S&P 500 Index	BNP Paribas	105,888	6/1/2018	2,803	14
40	S&P 500 Index	BNP Paribas	107,570	6/8/2018	2,673	435
41	S&P 500 Index	BNP Paribas	113,015	6/8/2018	2,739	122
42	S&P 500 Index	BNP Paribas	118,595	6/8/2018	2,806	18
37	S&P 500 Index	BNP Paribas	99,769	6/8/2018	2,663	486
39	S&P 500 Index	BNP Paribas	104,820	6/8/2018	2,730	149
39	S&P 500 Index	BNP Paribas	109,996	6/8/2018	2,797	28
4	10 Year US Treasury Futures	BNP Paribas	462,960	4/20/2018	121.50	1,187
1	10 Year US Treasury Futures	BNP Paribas	77,247	4/20/2018	122	548
11	10 Year US Treasury Futures	BNP Paribas	1,307,201	4/20/2018	121	304
8	10 Year US Treasury Futures	BNP Paribas	995,862	4/20/2018	120.50	276
1	10 Year US Treasury Futures	BNP Paribas	76,596	4/20/2018	120	38
						11,054

	TOTAL OPTIONS WRITTEN					18,487

*	Fractional Contracts

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.9%
	APPAREL - 0.4%
368	Under Armour, Inc. *	$6,017

	AUTO MANUFACTURERS - 2.4%
1,548	Fiat Chrysler Automobiles NV	31,765

	AUTO PARTS & EQUIPMENT - 0.3%
100	DELPHI TECHNOLOGIES PLC	4,765

	BANKS - 3.4%
178	CBTX, Inc.	5,240
416	Citizens Financial Group, Inc.	17,464
425	Luther Burbank Corp.	5,104
290	Merchants Bancorp	6,235
130	Metropolitan Bank Holding Corp. *	5,474
210	RBB Bancorp	5,538
		45,055
	BIOTECHNOLOGY - 7.9%
247	ARCUS BIOSCIENCES, INC. *	3,814
274	Argenx SE *	22,041
178	ARMO BIOSCIENCES, INC. *	6,659
30	Avexis, Inc. *	3,707
35	Blueprint Medicines Corp. *	3,210
365	Celcuity, Inc. *	6,015
232	Denali Therapeutics, Inc. *	4,568
217	HOMOLOGY MEDICINES, INC. *	4,058
243	Menlo Therapeutics, Inc. *	9,132
249	Shire PLC	37,198
417	UNUM THERAPEUTICS, INC. *	4,633
		105,035
	BUILDING MATERIALS - 0.2%
103	Summit Materials, Inc. *	3,119

	CHEMICALS - 1.3%
157	Chemours Co.	7,647
34	Ingevity Corp. *	2,505
116	Univar, Inc. *	3,219
90	Versum Materials, Inc.	3,387
		16,758
	COAL - 0.6%
217	CONSOL Energy, Inc. *	6,286
42	Warrior Met Coal, Inc.	1,176
		7,462
	COMMERCIAL SERVICES - 11.8%
44	HealthEquity, Inc. *	2,664
23	Herc Holdings, Inc. *	1,494
349	IHS Markit Ltd. *	16,836
454	ONESMART INTERNATIONAL EDUCATION GROUP LIMITED *	4,881
983	PayPal Holdings, Inc. *	74,580
111	ServiceMaster Global Holdings, Inc. *	5,644
314	Square, Inc. *	15,449
150	TransUnion *	8,517
69	United Rentals, Inc. *	11,918
164	VANTIV, INC. *	13,487
		155,470
	COMPUTERS - 6.8%
172	Conduent, Inc.*	3,206
349	DXC Technology Co.	35,085
193	ForeScout Technologies, Inc. *	6,261
1,447	Hewlett Packard Enterprise Co.	25,380
51	Lumentum Holdings, Inc. *	3,254
131	Nutanix, Inc. *	6,433
293	PLAYAGS, INC. *	6,815
181	Pure Storage, Inc. *	3,611
		90,045
	DISTRIBUTION/WHOLESALE - 0.2%
32	SiteOne Landscape Supply, Inc. *	2,465

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
358	Ally Financial, Inc.	$9,720
95	Cboe Global Markets, Inc.	10,840
333	Curo Group Holdings Corp. *	5,728
400	Hamilton Lane, Inc.	14,892
54	Houlihan Lokey, Inc.	2,408
424	LexinFintech Holdings Ltd. *	6,156
72	Moelis & Co.	3,661
299	Santander Consumer USA Holdings, Inc.	4,874
652	Synchrony Financial	21,862
154	Virtu Financial, Inc.	5,082
178	PAGSEGURO DIGITAL LTD. *	6,821
		92,044
	ELECTRIC - 0.4%
301	CENTRAL PUERTO S A *	5,117

	ELECTRONICS - 3.5%
285	Fortive Corp.	22,093
153	Keysight Technologies, Inc. *	8,016
600	ShotSpotter, Inc. *	15,900
		46,009
	ENGINEERING & CONSTRUCTION - 0.3%
278	HUDSON LTD. *	4,423

	ENTERTAINMENT - 0.4%
19	Madison Square Garden Co. *	4,670

	ENVIRONMENTAL CONTROL - 0.2%
100	Evoqua Water Technologies Corp. *	2,129

	FOOD - 8.4%
162	Blue Buffalo Pet Products, Inc. *	6,449
937	Kraft Heinz Co.	58,366
122	Lamb Weston Holdings, Inc.	7,103
86	Performance Food Group Co. *	2,567
102	Pinnacle Foods, Inc.	5,518
333	Tyson Foods, Inc.	24,372
187	US Foods Holding Corp. *	6,128
		110,503
	HEALTHCARE-PRODUCTS - 0.2%
27	Penumbra, Inc. *	3,123

	HEALTHCARE-SERVICES - 1.4%
172	IQVIA Holdings, Inc. *	16,875
50	Teladoc, Inc. *	2,015
		18,890
	INSURANCE - 0.6%
162	Athene Holding Ltd. *	7,745

	INTERNET - 8.7%
421	CARDLYTICS, INC. *	6,159
86	Cargurus, Inc. *	3,308
125	CDW Corp	8,789
165	DESPEGAR.COM, CORP. *	5,156
138	GoDaddy, Inc. *	8,476
72	GrubHub, Inc. *	7,306
226	Match Group, Inc. *	10,043
1,389	Snap, Inc. *	22,043
78	Stitch Fix, Inc. *	1,582
380	SUNLANDS ONLINE EDUCATION GROUP *	3,154
656	Twitter, Inc. *	19,031
75	Wayfair, Inc. *	5,065
81	Zendesk, Inc. *	3,878
105	Zillow Group, Inc. *	5,649
184	Zscaler, Inc. *	5,165
		114,804

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	LEISURE TIME - 0.5%
96	Camping World Holdings, Inc.	$3,096
82	Planet Fitness, Inc. *	3,097
		6,193
	LODGING - 1.5%
393	Bluegreen Vacations Corp.	8,320
344	GREENTREE HOSPITALITY GROUP LTD. *	4,386
81	Hilton Grand Vacations, Inc. *	3,485
103	ILG, Inc.	3,204
		19,395
	MACHINERY-DIVERSIFIED - 1.2%
235	CACTUS, INC. *	6,329
163	Gardner Denver Holdings, Inc. *	5,001
261	GATES INDUSTRIAL CORPORATION PLC *	4,570
		15,900
	MEDIA - 3.2%
583	Altice USA, Inc. *	10,774
5	Cable One, Inc.	3,435
276	IQIYI, INC. *	4,292
151	Liberty Broadband Corp. *	12,805
276	Liberty Media Corp-Liberty SiriusXM *	11,344
		42,650
	MINING - 0.9%
150	Alcoa Corp. *	6,744
299	NEXA RESOURCES S.A.	5,236
		11,980
	OIL & GAS - 0.8%
211	EQT Corp.	10,025

	OIL & GAS SERVICES - 1.4%
262	FTS INTERNATIONAL, INC. *	4,818
235	LIBERTY OILFIELD SERVICES, INC. *	3,969
208	NINE ENERGY SERVICE, INC. *	5,065
546	QUINTANA ENERGY SERVICES, INC. *	5,324
		19,176
	PACKAGING & CONTAINERS - 0.5%
110	Berry Global Group, Inc. *	6,029

	PHARMACEUTICALS - 7.5%
567	AbbVie, Inc.	53,667
453	BIOXCEL THERAPEUTICS, INC. *	4,639
108	Catalent, Inc. *	4,434
255	Dova Pharmaceuticals, Inc. *	6,916
327	Optinose, Inc. *	6,546
54	PRA Health Sciences, Inc. *	4,480
380	UroGen Pharma Ltd. *	18,882
		99,564
	REAL ESTATE - 0.9%
355	Newmark Group, Inc. *	5,393
69	Redfin Corp. *	1,575
237	VICI PROPERTIES, INC. *	4,342
		11,310
	REITS - 0.4%
199	MGM Growth Properties LLC	5,281

	RETAIL - 3.0%
54	Burlington Stores, Inc. *	7,190
300	Floor & Decor Holdings, Inc. *	15,636
423	HUAMI CORPORATION *	4,497
148	Michaels Cos., Inc. *	2,917
50	Ollie’s Bargain Outlet Holdings, Inc. *	3,015
245	PetIQ, Inc. *	6,517
		39,772

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	SOFTWARE - 7.2%
43	2U, Inc. *	$3,613
294	Altair Engineering, Inc. *	9,220
400	Alteryx, Inc. *	13,656
500	BILIBILI, INC. *	5,500
130	Black Knight, Inc. *	6,123
42	Blackline, Inc. *	1,647
113	CDK Global, Inc.	7,157
44	Coupa Software, Inc. *	2,007
172	Dropbox, Inc. *	5,375
680	First Data Corp. *	10,880
30	HubSpot, Inc. *	3,249
151	MongoDB, Inc. *	6,553
58	MuleSoft, Inc. *	2,551
44	New Relic, Inc. *	3,261
47	Paycom Software, Inc. *	5,047
72	SailPoint Technologies Holding, Inc. *	1,490
273	SendGrid, Inc. *	7,682
		95,011
	STORAGE/WAREHOUSING - 0.4%
282	AMERICOLD REALTY TRUST	5,381

	TELECOMMUNICATIONS - 2.8%
60	Arista Networks, Inc. *	15,318
237	Bandwidth, Inc. *	7,740
69	Casa Systems, Inc. *	2,024
41	LogMeIn, Inc.	4,738
202	Zayo Group Holdings, Inc. *	6,900
		36,720
	TRANSPORTATION - 0.3%
146	Schneider National, Inc.	3,805

	TOTAL COMMON STOCK (Cost - $1,254,278)	1,305,605

	SHORT-TERM INVESTMENTS - 3.4%
45,236	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.53% **	45,236
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,236)	45,236

	TOTAL INVESTMENTS - 102.3% (Cost - $1,299,514) (a)	$1,350,841
	LIABILITIES LESS OTHER ASSETS - (2.3)%	(30,433)
	NET ASSETS - 100.0%	$1,320,408

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,299,859 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$113,217
Unrealized depreciation:	(62,235)
Net unrealized appreciation:	$50,982

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 0.2%
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
1,000	MMA Capital Management LLC *	$27,200
	TOTAL COMMON STOCK (Cost - $23,455)

		Coupon Rate (%)	Maturity
	STRUCTURED NOTE - 11.4%
1,000,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas) * #	0.000^	4/9/2018	1,348,900
	TOTAL STRUCTURED NOTE (Cost - $1,000,000)

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS PURCHASED - 47.3% *
	PUT OPTIONS PURCHASED - 27.5%
26	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	Pershing	$50,778	$19.00	5/18/2018	$1,430
106	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	Pershing	207,018	16.00	8/17/2018	3,710
1	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	Pershing	1,953	18.00	8/17/2018	80
117	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	Pershing	228,501	19.00	8/17/2018	14,625
10	Direxion Daily Gold Miners Bear 3X ETF	Pershing	25,750	40.00	1/17/2020	22,750
10	Direxion Daily Gold Miners Bear 3X ETF	Pershing	25,750	44.00	1/18/2019	22,550
1	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	1,185	12.00	1/17/2020	334
80	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	94,800	25.00	1/18/2019	112,000
490	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	580,650	16.00	1/17/2020	333,200
10	iShares 3-7 Year Treasury Bond ETF	Pershing	120,440	120.00	4/20/2018	225
10	iShares 7-10 Year Treasury Bond ETF	Pershing	10,302	103.00	4/20/2018	390
177	ProShares UltraPro Short Dow30	Pershing	346,389	27.00	9/21/2018	159,300
179	ProShares UltraPro Short QQQ	Pershing	328,107	12.00	1/17/2020	41,170
170	ProShares UltraPro Short QQQ	Pershing	311,610	13.00	1/17/2020	48,450
158	ProShares UltraPro Short QQQ	Pershing	289,614	14.00	1/17/2020	53,720
140	ProShares UltraPro Short QQQ	Pershing	256,620	15.00	1/17/2020	43,120
140	ProShares UltraPro Short QQQ	Pershing	256,620	16.00	1/17/2020	64,400
104	ProShares UltraPro Short QQQ	Pershing	190,632	23.00	1/17/2020	101,920
100	ProShares UltraPro Short QQQ	Pershing	183,300	25.00	1/17/2020	114,000
126	ProShares UltraPro Short QQQ	Pershing	230,958	30.00	1/17/2020	199,080
69	ProShares UltraPro Short QQQ	Pershing	126,477	30.00	1/18/2019	98,670
57	ProShares UltraPro Short S&P500	Pershing	63,669	11.00	1/17/2020	17,100
84	ProShares UltraPro Short S&P500	Pershing	93,828	20.00	1/17/2020	88,200
94	ProShares UltraPro Short S&P500	Pershing	104,998	15.00	1/17/2020	57,340
127	ProShares UltraPro Short S&P500	Pershing	141,859	10.00	1/18/2019	17,145
197	ProShares UltraPro Short S&P500	Pershing	220,049	15.00	1/18/2019	102,440
130	ProShares UltraShort Dow30	Pershing	114,530	10.00	7/20/2018	21,125
734	ProShares UltraShort QQQ	Pershing	894,746	10.00	1/17/2020	105,696
363	ProShares UltraShort QQQ	Pershing	442,497	11.00	1/17/2020	73,326
157	ProShares UltraShort QQQ	Pershing	191,383	12.00	1/17/2020	41,448
142	ProShares UltraShort QQQ	Pershing	173,098	13.00	1/17/2020	46,150
118	ProShares UltraShort QQQ	Pershing	143,842	14.00	1/17/2020	47,790
509	ProShares UltraShort QQQ	Pershing	620,471	15.00	1/17/2020	244,320
814	ProShares UltraShort QQQ	Pershing	992,266	8.00	1/17/2020	52,910
633	ProShares UltraShort QQQ	Pershing	771,627	9.00	1/17/2020	55,704
206	ProShares UltraShort S&P 500	Pershing	843,776	40.00	1/17/2020	133,900
187	ProShares UltraShort S&P 500	Pershing	765,952	50.00	1/17/2020	270,215
207	ProShares UltraShort S&P 500	Pershing	847,872	35.00	1/18/2019	37,467
206	ProShares UltraShort S&P 500	Pershing	843,776	40.00	1/18/2019	91,670
256	ProShares UltraShort S&P 500	Pershing	1,048,576	50.00	1/18/2019	312,320
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,587,954)					3,251,390

	CALL OPTIONS PURCHASED - 19.8%
5	3M Co.	Pershing	109,760	200.00	1/17/2020	18,313
22	3M Co.	Pershing	482,944	200.00	1/18/2019	66,275
28	3M Co.	Pershing	614,656	230.00	1/18/2019	35,728
7	ABIOMED, Inc.	Pershing	203,693	200.00	12/21/2018	71,715
4	Adobe Systems, Inc.	Pershing	86,512	180.00	10/19/2019	17,096
23	Adobe Systems, Inc.	Pershing	497,444	190.00	10/19/2018	87,860
23	Allstate Corp.	Pershing	218,040	105.00	1/17/2020	17,652
15	Amgen, Inc.	Pershing	255,720	190.00	1/18/2019	11,415
12	ASGN, Inc.	Pershing	98,256	60.00	9/21/2018	28,860
17	AXOGEN, Inc.	Pershing	62,050	22.50	10/19/2018	25,755
14	Broadridge Financial Solutions	Pershing	153,566	85.00	9/21/2018	36,260
100	Cisco Systems, Inc.	Pershing	425,500	37.00	1/18/2019	68,600
45	Consumer Staples Select Sector	Pershing	236,835	60.00	1/18/2019	1,642
55	Consumer Staples Select Sector	Pershing	289,465	61.00	1/18/2019	1,705

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Contracts (a)		Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
	OPTIONS PURCHASED - 47.3% * (Continued)
60	Consumer Staples Select Sector	Pershing	$315,780	$62.00	1/18/2019	$1,410
11	Domino’s Pizza, Inc.	Pershing	256,916	180.00	1/17/2020	77,000
12	EPAM Systems, Inc.	Pershing	137,424	90.00	7/20/2018	31,380
5	Fanhua, Inc.	Pershing	13,510	22.50	10/19/2018	3,525
40	FISERV, Inc.	Pershing	285,240	65.00	6/15/2018	32,800
10	Five9, Inc.	Pershing	29,790	17.50	10/19/2018	12,900
10	Foot Locker, Inc.	Pershing	45,170	72.50	1/18/2019	825
5	Garmin Ltd.	Pershing	29,465	60.00	1/18/2019	2,230
25	GDS Holdings Ltd.	Pershing	68,625	22.50	9/21/2018	17,875
17	General Dynamics Corp.	Pershing	373,915	180.00	1/18/2019	79,220
16	GoDaddy, Inc.	Pershing	98,272	50.00	8/17/2018	21,120
4	Grand Canyon Education, Inc.	Pershing	41,968	85.00	9/21/2018	9,040
18	GrubHub, Inc.	Pershing	182,646	80.00	9/21/2018	48,600

	CALL OPTIONS PURCHASED - 19.8% (Continued)
22	HEICO Corp.	Pershing	190,982	65.00	8/17/2018	50,160
10	JetBlue Airways Corp.	Pershing	20,320	17.00	1/18/2019	4,550
15	JM Smucker Co.	Pershing	186,015	140.00	1/18/2019	6,750
6	Lowe’s Cos, Inc.	Pershing	52,650	70.00	1/17/2020	14,265
3	Mastercard, Inc.	Pershing	52,473	120.00	1/17/2020	19,598
5	Mastercard, Inc.	Pershing	87,455	140.00	1/18/2019	19,900
20	Match Group, Inc.	Pershing	88,880	35.00	9/21/2018	22,700
32	Microsoft Corp.	Pershing	292,064	60.00	1/17/2020	107,840
37	Microsoft Corp.	Pershing	337,699	70.00	1/18/2019	88,060
2	MKS Instruments, Inc.	Pershing	23,130	85.00	10/19/2018	7,030
25	Molson Coors Brewing Co.	Pershing	188,325	95.00	1/18/2019	2,625
4	MSCI, Inc.	Pershing	59,788	135.00	9/21/2018	8,260
3	NVIDIA Corp.	Pershing	69,477	190.00	10/19/2018	16,260
18	Ollie’s Bargain Outlet Holding	Pershing	108,540	40.00	8/17/2018	39,240
7	Orbotech Ltd.	Pershing	43,526	50.00	1/19/2019	8,680
130	Pfizer, Inc.	Pershing	461,370	37.00	1/17/2020	21,450
29	PPL Corp.	Pershing	82,041	37.00	1/18/2019	1,088
15	Procter & Gamble Co.	Pershing	117,825	100.00	1/18/2019	435
19	Procter & Gamble Co.	Pershing	149,245	105.00	1/18/2019	342
45	Procter & Gamble Co.	Pershing	353,475	110.00	1/18/2019	405
15	Procter & Gamble Co.	Pershing	117,825	95.00	1/18/2019	1,035
17	Progressive Corp.	Pershing	103,581	50.00	1/18/2019	23,290
252	ProShares Short VIX Short-Term	Pershing	295,848	100.00	1/18/2019	504
514	ProShares Short VIX Short-Term	Pershing	603,436	70.00	1/18/2019	771
20	Red Hat, Inc.	Pershing	299,020	110.00	1/18/2019	89,700
45	RingCentral, Inc.	Pershing	285,750	55.00	10/19/2018	60,075
2	Roper Technologies, Inc.	Pershing	56,054	230.00	8/17/2018	11,110
10	Ross Stores, Inc.	Pershing	77,980	60.00	1/17/2020	23,650
226	SolarEdge Technologies Inc SEDG US 01/18/19 C35	Pershing	1,188,760	35.00	1/18/2019	465,560
10	Southwestern Energy Co SWN US 01/18/19 C10	Pershing	4,330	60.00	1/18/2019	110
10	United States Natural Gas Fund UNG US 07/20/18 C20	Pershing	22,550	65.00	7/20/2018	2,845
60	United States Natural Gas Fund UNG US 07/20/18 C22	Pershing	135,300	95.00	7/20/2018	8,700
73	Waste Management Inc WM US 01/17/20 C95	Pershing	614,076	70.00	1/17/2020	35,040
65	Waste Management Inc WM US 01/18/19 C75	Pershing	546,780	115.00	1/18/2019	76,050
81	Waste Management Inc WM US 01/18/19 C77.5	Pershing	681,372	115.00	1/18/2019	79,380
91	Waste Management Inc WM US 01/18/19 C80	Pershing	765,492	37.00	1/18/2019	74,620
187	Waste Management Inc WM US 01/18/19 C85	Pershing	1,573,044	37.00	1/18/2019	99,297
10	Yum! Brands Inc YUM US 01/17/20 C70	Pershing	85,730	95.00	1/17/2020	19,200
5	Zions Bancorporation ZION US 01/18/19 C45	Pershing	26,365	100.00	1/18/2018	4,600
	TOTAL CALL OPTIONS PURCHASED (Cost - $5,045,158)					2,341,976

	TOTAL OPTIONS PURCHASED (Cost - $8,633,112)					5,593,366

Shares		Interest Rate
	SHORT-TERM INVESTMENT - 14.3%
1,690,427	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class +	1.53%**	1,690,427
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,690,427)

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Principal		Interest Rate	Expiration Date	Value
	U.S. GOVERNMENT - 0.9%
	U.S. TREASURY BILLS - 0.9%
$100,000	United States Treasury Note	2.13%	12/31/2022	$98,074
	TOTAL U.S. GOVERNMENT (Cost - $98,569)

	TOTAL INVESTMENTS - 74.1% (Cost - $11,445,563) (b)			$8,757,967
	OTHER ASSETS LESS LIABILITIES - 25.9%			3,058,297
	NET ASSETS - 100.0%			$11,816,264

Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS WRITTEN - (0.5)% *
	PUT OPTIONS WRITTEN - (0.0)%
1	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	$2,575	$10.00	1/17/2020	$220
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $220)					220

	CALL OPTIONS WRITTEN - (0.5)%
50	3M Co.	Pershing	1,097,600	250.00	1/18/2019	31,500
23	Allstate Corp.	Pershing	218,040	120.00	1/17/2020	6,693
15	Amgen, Inc.	Pershing	255,720	210.00	1/18/2019	4,800
5	Garmin Ltd.	Pershing	29,465	70.00	1/18/2019	693
10	JetBlue Airways Corp.	Pershing	20,320	22.00	1/18/2019	1,770
15	JM Smucker Co.	Pershing	186,015	145.00	1/18/2019	4,837
25	Molson Coors Brewing Co.	Pershing	188,325	100.00	1/18/2019	1,500
130	Pfizer, Inc.	Pershing	461,370	42.00	1/18/2019	4,810
338	ProShares Short VIX Short-Term	Pershing	396,812	160.00	1/18/2019	1,183
10	Southwestern Energy Co.	Pershing	4,330	17.00	1/18/2019	35
40	United States Natural Gas Fund	Pershing	90,200	24.00	7/20/2018	2,380
20	United States Natural Gas Fund	Pershing	45,100	25.00	7/20/2018	880
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $580,193)					61,081

	TOTAL OPTIONS WRITTEN - (Cost - $580,413) (b)					61,301

TOTAL RETURN SWAP

						Unrealized
			Notional Amount at	Interest	Termination	Appreciation/
Shares	Reference Entity	Counterparty	March 31, 2018	Rate	Date	(Depreciation)

30,999	BNP Paribas DR Alpha ex-Agriculture and Livestock Index ~	BNP Paribas SA	$9,300,010	0.35%	10/1/2018	—

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

^	Zero coupon bond.

+	All or a portion of security held as collateral for open options contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

~	All or a portion of this investment is a holding of the CMSF Fund Limited CFC

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $13,359,688 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,334,067
Unrealized depreciation:	(5,997,089)
Net unrealized depreciation:	$(4,663,022)

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 91.0%
5,785,767	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class 1.53% + *#	$5,785,767
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,785,767)

	TOTAL INVESTMENTS - 91.0% (Cost - $5,785,767) (a)	$5,785,767
	OTHER ASSETS LESS LIABILITIES - 9.0%	574,921
	NET ASSETS - 100.0%	$6,360,688

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

#	All or a portion of security held as collateral for open future contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $5,785,767 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.4)%
104	3 Month Euro Euribor	$31,905,764	June-20	$6,980
47	3 Month Euro Euribor	14,463,026	September-19	1,824
3	Brent Crude Oil +	208,020	June-18	(2,410)
19	Cocoa +	485,640	May-18	35,515
5	Dow Jones Industrial Average Mini E-CBOT	603,675	June-18	(27,464)
4	Japan Gov’t 10 Year Bond	5,673,719	June-18	7,931
4	S&P 500 E-Mini Future	528,600	June-18	2,450
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS			24,826

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.1)%
(23)	90 Day Eurodollar	$(5,589,000)	June-20	$(4,025)
(4)	Coffee +	(177,225)	May-18	3,704
(10)	Sugar #11 +	(138,320)	April-18	3,720
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS			3,399

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 97.1%
	BANKS - 7.4%
200,000	HSBC Holdings PLC	$9,534,000
268,000	SunTrust Banks, Inc.	18,234,720
		27,768,720
	CHEMICALS - 4.7%
122,000	Praxair, Inc.	17,604,600

	COMMERCIAL SERVICES - 10.0%
235,000	PayPal Holdings, Inc. *	17,829,450
103,000	S&P Global, Inc.	19,679,180
		37,508,630
	COMPUTERS - 10.6%
86,300	Apple, Inc.	14,479,414
173,000	DXC Technology Co.	17,391,690
120,000	Leidos Holdings, Inc.	7,848,000
		39,719,104
	DIVERSIFIED FINANCIAL SERVICES - 9.2%
170,000	American Express Co.	15,857,600
34,500	Blackrock, Inc.	18,689,340
		34,546,940
	ELECTRIC - 4.1%
95,000	NextEra Energy, Inc.	15,516,350

	ELECTRONICS - 4.6%
120,000	Honeywell International, Inc.	17,341,200

	HEALTHCARE-PRODUCTS - 9.2%
310,000	Abbott Laboratories	18,575,200
63,000	Teleflex, Inc.	16,063,740
		34,638,940
	HOME BUILDERS - 2.8%
240,000	Toll Brothers, Inc.	10,380,000

	LODGING - 8.4%
450,000	Boyd Gaming Corp.	14,337,000
127,000	Marriott International, Inc.	17,269,460
		31,606,460
	MACHINERY-DIVERSIFIED - 5.4%
85,000	IDEX Corp.	12,113,350
60,500	Nordson Corp.	8,248,570
		20,361,920
	MISCELLANEOUS MANUFACTURING - 3.9%
245,000	Textron, Inc.	14,447,650

	SEMICONDUCTORS - 3.9%
63,500	NVIDIA Corp.	14,705,965

	SOFTWARE - 8.7%
152,000	salesforce.com, Inc. *	17,677,600
125,000	Vmware, Inc. *	15,158,750
		32,836,350
	TRANSPORTATION - 4.2%
118,500	Union Pacific Corp.	15,929,955

	TOTAL COMMON STOCK (Cost - $304,783,913)	364,912,784

	SHORT-TERM INVESTMENTS - 2.9%
10,772,768	Federated Treasury Obligations Fund, Institutional Class, 1.51% **	10,772,768
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,772,768)	10,772,768

	TOTAL INVESTMENTS - 100.0% (Cost - $315,556,681) (a)	$375,685,552
	LIABILITIES LESS OTHER ASSETS - 0.0%	(67,212)
	NET ASSETS - 100.0%	$375,618,340

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $315,556,681 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$64,121,219
Unrealized depreciation:	(3,992,348)
Net unrealized appreciation:	$60,128,871

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 96.7%
	APPAREL - 3.8%
35,600	Crocs, Inc. *	$578,500

	BANKS - 2.5%
7,400	Wells Fargo & Co.	387,834

	BEVERAGES - 3.2%
4,500	PepsiCo., Inc.	491,175

	BIOTECHNOLOGY - 3.1%
5,350	Celgene Corp. *	477,273

	BUILDING MATERIALS - 6.7%
18,400	Continental Building Products, Inc. *	525,320
4,650	Trex Co., Inc. *	505,781
		1,031,101
	CHEMICALS - 2.9%
15,000	Huntsman Corp.	438,750

	COMMERCIAL SERVICES - 3.3%
8,800	Robert Half International, Inc.	509,432

	COMPUTERS - 3.1%
7,230	Leidos Holdings, Inc.	472,842

	ELECTRONICS - 6.4%
15,900	Benchmark Electronics, Inc.	474,615
22,300	Gentex Corp.	513,346
		987,961
	FOOD - 6.4%
10,250	Fresh Del Monte Produce, Inc.	463,710
21,850	Kroger Co.	523,089
		986,799
	HEALTHCARE-PRODUCTS - 3.1%
21,100	Patterson Companies, Inc.	469,053

	INSURANCE - 3.2%
9,850	Voya Financial, Inc.	497,425

	INTERNET - 3.2%
17,100	Cars.com, Inc. *	484,443

	MEDIA - 3.2%
2,500	FactSet Research Systems, Inc.	498,550

	OIL & GAS - 6.5%
15,450	Devon Energy Corp.	491,156
51,200	QEP Resources, Inc. *	501,248
		992,404
	REAL ESTATE INVESTMENT TRUST - 3.4%
21,400	Acadia Realty Trust	526,440

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 96.7% (Continued)
	RETAIL - 16.5%
775	AutoZone, Inc. *	$502,735
4,075	Children’s Place, Inc.	551,144
5,900	Dillard’s, Inc.	474,006
5,500	Dollar General Corp.	514,525
9,400	Williams-Sonoma, Inc.	495,944
		2,538,354
	SEMICONDUCTORS - 3.1%
2,350	Lam Research Corp.	477,426

	SOFTWARE - 6.5%
7,000	Akamai Technologies, Inc. *	496,860
3,200	ANSYS, Inc. *	501,408
		998,268
	TELECOMMUNICATIONS - 3.1%
11,050	Cisco Systems, Inc.	473,934

	TRANSPORTATION - 3.5%
9,550	CSX Corp.	532,030

	TOTAL COMMON STOCK (Cost - $15,070,158)	14,849,994

	SHORT-TERM INVESTMENTS - 3.2%
491,458	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.53% **	491,458
	TOTAL SHORT-TERM INVESTMENTS (Cost - $491,458)

	TOTAL INVESTMENTS - 99.9% (Cost - $15,561,616) (a)	$15,341,452
	OTHER ASSETS LESS LIABILITIES - 0.1%	8,059
	NET ASSETS - 100.0%	$15,349,511

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $15,561,616 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$250,788
Unrealized depreciation:	(470,952)
Net unrealized depreciation:	$(220,164)

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 97.6%
	BANKS - 4.9%
3,000	JPMorgan Chase & Co.	$329,910

	BIOTECHNOLOGY - 6.0%
1,150	Amgen, Inc.	196,052
1,400	Shire PLC - ADR	209,146
		405,198
	BUILDING MATERIALS - 2.7%
5,100	Johnson Controls International PLC	179,724

	CHEMICALS - 3.7%
2,400	Eastman Chemical Co.	253,392

	DIVERSIFIED FINANCIAL SERVICES - 12.8%
600	BlackRock, Inc.	325,032
4,450	Intercontinental Exchange, Inc.	322,714
2,000	T Rowe Price Group, Inc.	215,940
		863,686
	ELECTRONICS - 3.0%
1,400	Honeywell International, Inc.	202,314

	HAND/MACHINE TOOLS - 3.4%
1,580	Snap-on, Inc.	233,113

	HEALTHCARE-PRODUCTS - 4.9%
5,500	Abbott Laboratories	329,560

	HEALTHCARE-SERVICES - 4.4%
1,400	UnitedHealth Group, Inc.	299,600

	HOME FURNISHINGS - 3.0%
1,300	Whirlpool Corp.	199,043

	INSURANCE - 2.8%
4,100	MetLife, Inc.	188,149

	INTERNET - 2.1%
2,000	CDW Corp.	140,620

	LEISURE PRODUCTS - 3.7%
2,400	LCI Industries	249,960

	PHARMACEUTICALS - 8.2%
1,900	AbbVie, Inc.	179,835
2,600	CVS Health Corp.	161,746
1,500	McKesson Corp.	211,305
		552,886
	PIPELINES - 5.9%
8,100	Enterprise Products Partners LP	198,288
6,100	MPLX LP	201,544
		399,832

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 5.5%
3,100	Prologis, Inc.	$195,269
8,500	Starwood Property Trust, Inc.	178,075
		373,344
	RETAIL - 1.5%
1,700	Starbucks Corp.	98,413

	SEMICONDUCTORS - 5.7%
1,200	Broadcom Ltd.	282,780
500	Lam Research Corp.	101,580
		384,360
	SOFTWARE - 3.5%
850	NetEase, Inc. - ADR	238,332

	TELECOMMUNICATIONS - 5.1%
8,000	Cisco Systems, Inc.	343,120

	TRANSPORTATION - 4.8%
1,350	FedEx Corp.	324,148

	TOTAL COMMON STOCK (Cost - $5,589,595)	6,588,704

	TOTAL INVESTMENTS - 97.6% (Cost - $5,589,595) (a)	$6,588,704
	OTHER ASSETS LESS LIABILITIES - 2.4%	164,125
	NET ASSETS - 100.0%	$6,752,829

ADR - American Depository Receipt.

LP - Limited Partnership.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,645,072 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,305,443
Unrealized depreciation:	(361,811)
Net unrealized appreciation:	$943,632

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 18.9%
10,000	Guggenheim BulletShares 2019 Corporate Bond ETF	$209,800
9,699	iShares 1-3 Year Credit Bond ETF +	1,006,756
17,618	SPDR Portfolio Short Term Corporate Bond ETF	532,064
1	SPDR S&P 500 ETF Trust	263
7,248	Vanguard Short-Term Corporate Bond ETF	568,461
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,353,254)	2,317,344

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 66.2%
	AEROSPACE/DEFENSE - 2.9%
$200,000	L-3 Communications Corp.	5.200%	10/15/2019	206,165
10,000	Lockheed Martin Corp.	4.250%	11/15/2019	10,236
134,000	Rockwell Collins, Inc.	5.250%	7/15/2019	138,096
				354,497
	AGRICULTURE - 2.2%
250,000	Bunge LTD Finance Corp.	8.500%	6/15/2019	265,626

	AUTO MANUFACTURERS - 5.3%
250,000	Ford Motor Credit Co. LLC	2.597%	11/4/2019	247,958
250,000	General Motors Financial Co.	2.400%	5/9/2019	248,740
150,000	General Motors Financial Co.	2.350%	10/4/2019	148,624
				645,322
	BANKS - 10.9%
258,000	Bank of America Corp.	2.600%	1/15/2019	258,254
196,000	Citigroup, Inc.	2.150%	7/30/2018	195,682
75,000	Citigroup, Inc.	2.500%	7/29/2019	74,695
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	198,914
250,000	HSBC USA, Inc.	2.350%	3/5/2020	246,726
262,000	Morgan Stanley	2.375%	7/23/2019	260,100
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	108,947
				1,343,318
	CHEMICALS - 0.6%
75,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	73,963

	COMMERCIAL SERVICES - 1.6%
200,000	The Western Union Co.	3.350%	5/22/2019	200,224

	COMPUTERS - 0.1%
1,000	IBM Corp.	8.375%	11/1/2019	1,088

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
15,000	American Express Credit Corp.	2.125%	3/18/2019	14,921
200,000	American Express Credit Corp.	2.250%	8/15/2019	198,834
40,000	Ameriprise Financial, Inc.	7.300%	6/28/2019	42,210
				255,965
	ELECTRIC - 6.8%
50,000	Consolidated Edison, Inc.	2.000%	3/15/2020	49,154
250,000	Duke Energy Florida LLC	1.850%	1/15/2020	245,813
79,000	NextEra Energy Capital	2.300%	4/1/2019	78,577
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	219,831
250,000	Southern Co.	1.850%	7/1/2019	246,640
				840,015
	ELECTRONICS - 1.2%
150,000	Amphenol Corp.	2.200%	4/1/2020	147,860

	FOOD - 5.9%
250,000	JM Smucker Co.	2.500%	3/15/2020	247,299
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	239,413
144,000	Kroger Co.	1.500%	9/30/2019	140,629
100,000	Sysco Corp.	1.900%	4/1/2019	99,241
				726,582
	HEALTHCARE/PRODUCTS - 5.0%
158,000	Abbot Labratories	2.350%	11/22/2019	156,638
100,000	Becton Dickinson & Co.	2.133%	6/6/2019	98,868
150,000	Becton Dickinson & Co.	2.675%	12/15/2019	149,133
200,000	Life Technologies Corp.	6.000%	3/1/2020	210,196
				614,835
	HEALTHCARE/SERVICES - 2.4%
200,000	Anthem, Inc.	2.250%	8/15/2019	198,079
100,000	Humana, Inc.	2.625%	10/1/2019	99,469
				297,548
	HOUSEWARES - 0.8%
100,000	Newell Brands, Inc.	2.600%	3/29/2019	99,547

	INSURANCE - 1.1%
135,000	Aflac, Inc.	2.400%	3/16/2020	133,566

	MEDIA - 3.0%
200,000	Time Warner, Inc.	4.875%	3/15/2020	206,794
100,000	Viacom, Inc.	5.625%	9/15/2019	103,856
50,000	Walt Disney Co.	1.950%	3/4/2020	49,295
				359,945

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 66.2%
	PHARMACEUTICALS - 5.4%
$200,000	Cardinal Health, Inc.	2.400%	11/15/2019	$197,978
225,000	Express Scripts Holding Co.	2.250%	6/15/2019	223,612
150,000	McKesson Corp.	2.284%	3/15/2019	149,193
99,000	Mylan, Inc.	2.550%	3/28/2019	98,489
				669,272
	RETAIL - 0.8%
100,000	McDonalds Corp.	1.875%	5/29/2019	99,005

	SOFTWARE- 2.0%
238,000	CA, Inc.	5.375%	12/1/2019	246,398

	TELECOMMUNICATIONS - 2.5%
150,000	AT&T, Inc.	5.200%	3/15/2020	156,411
150,000	AT&T, Inc.	5.875%	10/1/2019	155,847
				312,258
	TOYS/GAMES/HOBBIES - 2.0%
250,000	Mattel, Inc.	2.350%	5/6/2019	244,375

	TRUCKING & LEASING - 1.6%
200,000	GATX Corp.	2.500%	7/30/2019	198,512

	TOTAL CORPORATE BONDS (Cost - $8,232,300)			8,129,721

	CONVERTIBLE BONDS - 0.8%
	BANKS - 1.9%
100,000	KeyBank	2.250%	3/16/2020	98,703
	TOTAL CONVERTIBLE BONDS (Cost - $98,686)			98,703

	UNITED STATES GOVERNMENT SECURITIES - 4.1%
500,000	United States Treasury Note/Bond +	1.000%	9/15/2018	498,027
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $498,005)			498,027

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	CALL OPTIONS PURCHASED - 12.1% *
107	SPDR S&P 500 ETF Trust	Pershing	$2,600,100	6/29/2018-$243.00	271,994
141	SPDR S&P 500 ETF Trust	Pershing	3,510,900	9/21/2018-$249.00	332,619
33	SPDR S&P 500 ETF Trust	Pershing	825,000	9/21/2018-$250.00	72,897
113	SPDR S&P 500 ETF Trust	Pershing	2,994,500	1/18/2019-$265.00	186,450
69	SPDR S&P 500 ETF Trust	Pershing	1,863,000	1/18/2019-$270.00	95,289
35	SPDR S&P 500 ETF Trust	Pershing	910,000	3/15/2019-$260.00	73,885
80	SPDR S&P 500 ETF Trust	Pershing	2,120,000	3/15/2019-$265.00	146,400
19	SPDR S&P 500 ETF Trust	Pershing	494,000	6/21/2019-$260.00	45,543
44	SPDR S&P 500 ETF Trust	Pershing	1,166,000	6/21/2019-$265.00	92,532
63	SPDR S&P 500 ETF Trust	Pershing	1,524,600	6/29/2019-$242.00	168,084
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,308,028)				1,485,693

Shares
	SHORT-TERM INVESTMENTS - 5.5%
676,696	Federated Government Obligations Fund, Institutional Class, 1.51% + **	676,696
	TOTAL SHORT-TERM INVESTMENTS (Cost - $676,696)	676,696

	TOTAL INVESTMENTS - 107.6% (Cost - $13,166,969) (b)	$13,206,184
	LIABILITIES LESS OTHER ASSETS - (7.6)%	(932,062)
	NET ASSETS - 100.0%	$12,274,122

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS WRITTEN - (8.2)% *
	CALL OPTIONS WRITTEN - (5.8)%
92	SPDR S&P 500 ETF Trust	Pershing	$2,373,600	6/29/2018-$258.00	$121,532
78	SPDR S&P 500 ETF Trust	Pershing	2,020,200	6/29/2018-$259.00	98,670
116	SPDR S&P 500 ETF Trust	Pershing	3,062,400	9/21/2018-$264.00	152,424
58	SPDR S&P 500 ETF Trust	Pershing	1,537,000	9/21/2018-$265.00	73,428
46	SPDR S&P 500 ETF Trust	Pershing	1,288,000	1/18/2019-$280.00	38,134
136	SPDR S&P 500 ETF Trust	Pershing	3,876,000	1/18/2019-$285.00	89,352
80	SPDR S&P 500 ETF Trust	Pershing	2,280,000	3/15/2019-$285.00	65,200
35	SPDR S&P 500 ETF Trust	Pershing	1,015,000	3/15/2019-$290.00	21,490
44	SPDR S&P 500 ETF Trust	Pershing	1,276,000	6/21/2019-$290.00	38,016
19	SPDR S&P 500 ETF Trust	Pershing	560,500	6/21/2019-$295.00	13,186
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $579,798)				711,432

	PUT OPTIONS WRITTEN - (2.4)%
71	SPDR S&P 500 ETF Trust	Pershing	1,547,800	6/29/2018-$218.00	10,508
43	SPDR S&P 500 ETF Trust	Pershing	941,700	6/29/2018-$219.00	7,439
17	SPDR S&P 500 ETF Trust	Pershing	374,000	9/21/2018-$220.00	5,389
99	SPDR S&P 500 ETF Trust	Pershing	2,227,500	9/21/2018-$225.00	40,293
117	SPDR S&P 500 ETF Trust	Pershing	2,808,000	1/18/2019-$240.00	104,364
4	SPDR S&P 500 ETF Trust	Pershing	98,000	1/18/2019-$245.00	4,160
33	SPDR S&P 500 ETF Trust	Pershing	775,500	3/15/2019-$235.00	30,459
43	SPDR S&P 500 ETF Trust	Pershing	1,032,000	3/15/2019-$240.00	44,591
21	SPDR S&P 500 ETF Trust	Pershing	493,500	6/21/2019-$235.00	23,226
21	SPDR S&P 500 ETF Trust	Pershing	504,000	6/21/2019-$240.00	25,788
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $312,517)				296,217

	TOTAL OPTIONS WRITTEN (Premiums Received - $892,315)				$1,007,649

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $12,274,654 and differs from fair value by net unrealized appreciation (depreciation) of securities and options written as follows:

Unrealized appreciation:	$230,260
Unrealized depreciation:	(306,379)
Net unrealized depreciation:	$(76,119)

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 82.7%
	AEROSPACE/DEFENSE - 9.8%
16,036	Boeing Co.	$5,257,884
12,448	Lockheed Martin Corp.	4,206,553
		9,464,437
	AIRLINES - 3.8%
66,319	Delta Air Lines, Inc.	3,634,944

	BIOTECHNOLOGY - 7.5%
20,236	Amgen, Inc.	3,449,833
50,514	Gilead Sciences, Inc.	3,808,250
		7,258,083
	COMPUTERS - 3.8%
21,847	Apple, Inc.	3,665,490

	COSMETICS/PERSONAL CARE - 3.1%
41,445	Colgate-Palmolive Co.	2,970,778

	DISTRIBUTION/WHOLESALE - 3.8%
12,858	WW Grainger, Inc.	3,629,428

	ELECTRONICS - 3.8%
25,487	Honeywell International, Inc.	3,683,126

	HEALTHCARE-SERVICES - 3.9%
17,624	UnitedHealth Group, Inc.	3,771,536

	IRON/STEEL - 3.6%
78,930	Steel Dynamics, Inc.	3,490,285

	MACHINERY-DIVERSIFIED - 3.0%
16,681	Rockwell Automation, Inc.	2,905,830

	MEDIA - 3.6%
34,414	The Walt Disney Co.	3,456,542

	RETAIL - 19.4%
51,174	Best Buy Company, Inc.	3,581,668
40,245	Darden Resturants, Inc.	3,430,886
42,947	Dollar General Corp.	4,017,692
23,201	Home Depot, Inc.	4,135,346
43,664	The TJX Cos., Inc.	3,561,236
		18,726,828
	SEMICONDUCTORS - 8.9%
35,355	KLA-Tencor Corp.	3,854,049
45,749	Texas Instruments, Inc.	4,752,864
		8,606,913

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 82.7% (Continued)
	SOFTWARE - 4.7%
41,806	Broadridge Financial Solutions, Inc.	$4,585,700

	TOTAL COMMON STOCK (Cost - $66,653,198)	79,849,920

Principal
	UNITED STATES GOVERNMENT SECURITIES - 15.5%
$3,000,000	United States Treasury Notes, 1.625%, 3/31/2019	2,984,883
3,000,000	United States Treasury Notes, 2.250%, 3/31/2020	3,001,162
3,000,000	United States Treasury Notes, 2.375%, 3/15/2021	3,002,108
3,000,000	United States Treasury Notes, 2.500%, 3/31/2023	2,990,742
3,000,000	United States Treasury Notes, 2.625%, 3/31/2025	2,986,331
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $14,979,037)	14,965,226

Shares
	SHORT-TERM INVESTMENTS - 1.7%
1,613,543	Federated Government Obligations Fund, Institutional Shares, 1.51% *	1,613,543
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,613,543)	1,613,543

	TOTAL INVESTMENTS - 99.9% (Cost - $83,245,778) (a)	$96,428,689
	OTHER ASSETS LESS LIABILITIES - 0.1%	84,626
	NET ASSETS - 100.0%	$96,513,315

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $83,851,502 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$14,224,755
Unrealized depreciation:	(1,647,568)
Net unrealized appreciation:	$12,577,187

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 89.1%
	AEROSPACE/DEFENSE - 3.8%
145,000	Kratos Defense & Security Solutions, Inc. *	$1,492,050

	AGRICULTURE - 9.4%
22,000	Bunge Ltd.	1,626,680
23,500	Imperial Brands PLC - ADR	814,275
29,000	Swedish Match AB	1,307,195
		3,748,150
	BEVERAGES - 3.7%
1,029,000	Capevin Holdings Ltd.	748,600
500,000	Marston’s PLC	707,713
		1,456,313
	CHEMICALS - 2.7%
45,000	Mosaic Co. +	1,092,600

	COMPUTERS - 3.9%
56,000	Diebold Nixdorf, Inc.	862,400
44,500	VeriFone Systems, Inc. *	684,410
		1,546,810

	ENTERTAINMENT- 3.3%
50,500	Parques Reunidos Servicios Centrales SAU	796,217
36,000	SeaWorld Entertainment, Inc. * +	533,880
		1,330,097
	ENVIRONMENTAL CONTROL - 3.9%
31,954	Tetra Tech, Inc.	1,564,148

	FOOD - 7.9%
24,200	Campbell Soup Co.	1,048,102
120,000	GrainCorp LTD	779,630
16,550	Nestle SA - ADR	1,308,278
		3,136,010
	HEALTHCARE-PRODUCTS - 1.7%
690,000	Asaleo Care Ltd.	677,459

	HOUSEHOLD PRODUCTS/WARES - 2.1%
50,000	Reckitt Benckiser Group PLC - ADR	841,500

	INTERNET - 3.7%
37,000	eBay, Inc. *	1,488,880

	INVESTMENT COMPANIES - 2.7%
12,000	Pargesa Holding SA	1,061,404

	OIL & GAS - 1.6%
8,700	Exxon Mobil Corp.	649,107

	PHARMACEUTICALS - 9.7%
9,800	Johnson & Johnson	1,255,870
16,550	Novartis AG - ADR	1,338,068
31,900	Sanofi - ADR	1,278,552
		3,872,490
	RETAIL - 4.2%
95,500	Wendy’s Co.	1,676,025

	SEMICONDUCTORS - 6.3%
32,500	Micron Technology, Inc. *	1,694,550
17,500	Synaptics, Inc. +	800,275
		2,494,825
	SOFTWARE - 4.0%
17,300	Microsoft Corp.	1,578,971

	TELECOMMUNICATIONS - 14.5%
46,000	Ciena Corp. *	1,191,400
37,500	Cisco Systems, Inc.	1,608,375
82,000	Nokia OYJ +	448,540
70,000	Orange SA - ADR	1,195,600
48,000	Vodafone Group PLC - ADR	1,335,360
		5,779,275

	TOTAL COMMON STOCK (Cost - $30,679,792)	35,486,114

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	MUTUAL FUND - 3.2%
	CLOSED-END FUND - 3.2%
96,500	Sprott Physical Gold and Silver Trust	$1,275,730
	TOTAL MUTUAL FUND (Cost - $1,291,122)	1,275,730

	SHORT-TERM INVESTMENTS - 7.5%
2,986,014	Fidelity Institutional Government Portfolio, Institutional Class, 1.53% **	2,986,014
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,986,014)	2,986,014

	TOTAL INVESTMENTS - 99.8% (Cost - $34,956,928) (a)	$39,747,858
	ASSETS LESS LIABILITIES - 0.2%	60,285
	NET ASSETS - 100.0%	$39,808,143

Contracts (b)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.0)% *
60	Mosaic Co.	Pershing	1/18/2019-$30.00	$180,000	$7,950
50	Mosaic Co.	Pershing	1/18/2019-$32.00	160,000	4,550
350	Nokia OYJ	Pershing	1/18/2019-$7.00	245,000	6,650
125	SeaWorld Entertainment, Inc.	Pershing	1/18/2019-$20.00	250,000	8,125
85	Synaptics, Inc.	Pershing	1/18/2019-$60.00	722,500	25,925
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $74,133) (a)				$53,200

ADR - American Depositary Receipt.

PLC - Public Liability Company.

* Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,945,533 and differs from value by net unrealized appreciation (depreciation) of securities and options written as follows:

Unrealized appreciation:	$6,758,990
Unrealized depreciation:	(2,009,865)
Net unrealized appreciation:	$4,749,125

(b)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	CLOSED-END FUND - 1.3%
23,500	Sprott Physical Gold and Silver Trust	$310,670
	TOTAL CLOSED-END FUND (Cost - $336,373)	310,670

	COMMON STOCK - 48.1%
	AEROSPACE/DEFENSE - 0.3%
6,000	Kratos Defense & Security Solutions, Inc. *	61,740

	AGRICULTURE - 6.1%
4,100	Bunge Ltd.	303,154
13,600	Imperial Tobacco Group PLC - ADR	471,240
14,000	Swedish Match AB	631,060
		1,405,454
	BEVERAGES - 1.4%
230,649	Marston’s PLC	326,467

	ENVIRONMENTAL CONTROL - 2.6%
12,271	Tetra Tech, Inc.	600,665

	FOOD - 4.9%
7,800	Campbell Soup Co.	337,818
25,000	GrainCorp LTD	162,423
8,050	Nestle SA - ADR	636,352
		1,136,593
	HEALTHCARE PRODUCTS - 2.3%
548,000	Asaleo Care Ltd.	538,040

	HOUSEHOLD PRODUCT/WARES - 1.2%
17,000	Reckitt Benckiser Group PLC - ADR	286,110

	INVESTMENT COMPANIES - 2.8%
7,357	Pargesa Holding SA	650,729

	OIL & GAS - 1.5%
4,500	Exxon Mobil Corp.	335,745

	PHARMACEUTICALS - 8.4%
5,400	Johnson & Johnson	692,010
8,525	Novartis AG - ADR	689,246
13,500	Sanofi - ADR	541,080
		1,922,336
	RETAIL - 4.2%
54,400	Wendy’s Co.	954,720

	SEMICONDUCTORS - 2.0%
9,000	Micron Technology, Inc.	469,260

	SOFTWARE - 1.0%
2,400	Microsoft Corp.	219,048

	TELECOMMUNICATIONS - 9.4%
20,400	Cisco Systems, Inc.	874,956
37,500	Orange SA - ADR	640,500
23,290	Vodafone Group PLC - ADR	647,928
		2,163,384

	TOTAL COMMON STOCK (Cost - $9,549,577)	11,070,291

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 43.7%
	AIRLINES - 2.4%
$191,000	American Airlines Group, Inc.	6.125	6/1/2018	$191,716
367,000	United Continental Holdings, Inc.	6.375	6/1/2018	367,918
				559,634
	AUTO PARTS & EQUIPMENT - 3.3%
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	417,960
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	328,925
				746,885
	CHEMICALS - 0.5%

117,000	CF Industries, Inc.	7.125	5/1/2020	124,897

	COMMERCIAL SERVICES - 0.9%
205,000	Graham Holdings Co.	7.250	2/1/2019	211,048

	COMPUTERS - 2.6%
175,000	Dell, Inc.	5.875	6/15/2019	178,937
426,000	EMC Corp.	1.875	6/1/2018	424,814
				603,751
	ENTERTAINMENT - 3.8%
257,000	GLP Capital LP	4.375	11/1/2018	257,483
586,000	International Game Technology	7.500	6/15/2019	610,173
				867,656

	HEALTHCARE SERVICES - 2.7%
200,000	HCA, Inc.	3.750	3/15/2019	200,760
45,000	HCA, Inc.	4.250	10/15/2019	45,337
366,000	Tenet Healthcare Corp.	5.500	3/1/2019	369,660
				615,757
	HOME BUILDERS - 1.7%
229,000	KB Home	4.750	5/15/2019	231,198
154,000	Tri Pointe Group	4.375	6/15/2019	154,385
				385,583
	IRON/STEEL - 2.7%
576,000	United States Steel Corp.	7.375	4/1/2020	612,000

	LODGING - 3.1%
200,000	MGM Resort Intl.	8.625	2/1/2019	208,894
497,000	MGM Resort Intl.	5.250	3/31/2020	509,480
				718,374
	MACHINERY DIVERSIFIED - 0.6%
92,000	CNH Industrial Capital LLC	3.625	4/15/2018	92,023
55,000	CNH Industrial Capital LLC	3.375	7/15/2019	54,862
				146,885
	MEDIA - 2.1%
320,000	CSC Holdings LLC	7.625	7/15/2018	325,504
150,000	CSC Holdings LLC	8.625	2/15/2019	156,475
				481,979
	OFFICE/BUSINESS EQUIPMENT - 1.7%
374,000	Pitney Bowes, Inc.	6.250	3/15/2019	382,535

	OIL & GAS - 2.8%
324,000	Chesapeake Energy Corp.	7.250	12/15/2018	331,290
300,000	Encana Corp.	6.500	5/15/2019	311,026
				642,316
	PIPELINES - 2.8%
100,000	Andeavor Logis LP Corp.	5.500	10/15/2019	102,910
550,000	DCP Midstream Operating	2.700	4/1/2019	544,500
				647,410

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 43.7% (Continued)
	REITS - 0.4%
$100,000	Corrections Corp. of America	4.125	4/1/2020	$100,250

	RETAIL - 0.5%
113,000	L Brands, Inc.	7.000	5/1/2020	120,015

	SOFTWARE - 0.8%
177,000	CDK Global, Inc.	3.300	10/15/2019	177,443

	TELECOMMUNICATIONS - 6.9%
294,000	Anixter, Inc.	5.625	5/1/2019	300,248
73,000	CenturyLink, Inc.	6.150	9/15/2019	75,007
650,000	Frontier Communications Corp.	8.125	10/1/2018	656,630
365,000	Nokia OYJ	5.375	5/15/2019	368,650
189,000	Sprint Capital Corp.	6.900	5/1/2019	194,670
				1,595,205
	TOYS/GAMES/HOBBIES - 1.4%
325,000	Mattel, Inc.	2.350	5/6/2019	317,688

	TOTAL CORPORATE BONDS (Cost - $10,155,063)			10,057,311

	CONVERTIBLE BONDS - 2.9%
	ENERGY-ALTERNATE SOURCES - 1.0%
227,000	Solarcity Corp.	2.750	11/1/2018	222,182

	INTERNET - 1.9%
460,000	Twitter, Inc.	0.250	9/15/2019	442,331

	TOTAL CONVERTIBLE BONDS (Cost - $667,393)			664,513

Shares
	SHORT-TERM INVESTMENTS - 2.9%
660,615	Fidelity Insitutional Government Portfolio, Institutional Class, 1.53% **	660,615
	TOTAL SHORT-TERM INVESTMENTS (Cost - $660,615)	660,615

	TOTAL INVESTMENTS - 98.9% (Cost - $21,369,021) (a)	$22,763,400
	OTHER ASSETS LESS LIABILITIES - 1.1%	255,819
	NET ASSETS - 100.0%	$23,019,219

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,425,575 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,085,060
Unrealized depreciation:	(747,235)
Net unrealized appreciation:	$1,337,825

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 50.5%
	EQUITY FUNDS - 50.5%
247,389	iShares China Large-Cap ETF	$11,686,656
1,675,906	iShares Core S&P Mid-Cap ETF	314,349,688
44,366	iShares MSCI All Peru Capped ETF	1,888,661
561,172	iShares MSCI Australia ETF	12,357,007
56,454	iShares MSCI Austria Capped ETF	1,431,673
71,857	iShares MSCI Belgium Capped ETF	1,534,147
289,298	iShares MSCI Brazil Capped ETF	12,983,695
440,879	iShares MSCI Canada ETF	12,150,625
146,308	iShares MSCI Chile Capped ETF	7,757,250
255,852	iShares MSCI France ETF	8,033,753
275,623	iShares MSCI Germany ETF	8,830,961
487,250	iShares MSCI Hong Kong ETF	12,332,298
30,360	iShares MSCI Israel Capped ETF	1,503,591
286,222	iShares MSCI Italy Capped ETF	9,202,037
199,802	iShares MSCI Japan ETF	12,123,985
199,677	iShares MSCI Malaysia ETF	7,216,327
241,744	iShares MSCI Mexico Capped ETF	12,454,651
144,290	iShares MSCI Netherlands ETF	4,612,951
417,290	iShares MSCI Singapore Capped ETF	11,129,124
116,599	iShares MSCI South Africa ETF	8,010,351
157,919	iShares MSCI South Korea Capped ETF	11,914,989
278,211	iShares MSCI Spain Capped ETF	9,044,640
200,758	iShares MSCI Sweden Capped ETF	6,721,378
252,092	iShares MSCI Switzerland Capped ETF	8,664,402
333,285	iShares MSCI Taiwan Capped ETF	12,778,147
72,530	iShares MSCI Thailand Capped ETF	7,231,241
160,385	iShares MSCI Turkey ETF	6,803,532
256,373	iShares MSCI United Kingdom ETF	8,908,962
1,988,837	iShares Russell 1000 ETF	292,080,602
2,233,199	iShares Russell 2000 ETF	339,066,604
503,481	iShares Russell Mid-Cap ETF	103,938,618
491,127	Schwab U.S. REIT ETF	18,785,608
546,360	VanEck Vectors Russia ETF	12,424,226
1,280,043	Vanguard FTSE Emerging Markets ETF	60,136,420
237,439	Vanguard FTSE Europe ETF	13,807,078
598,283	Vanguard Large-Cap ETF	72,517,882
967,440	Vanguard Mid-Cap ETF	149,188,922
1,653,962	Vanguard REIT ETF	124,824,512
202,778	Vanguard S&P 500 ETF	49,088,498
1,473,210	Vanguard Small-Cap ETF	216,444,013
451,225	WisdomTree India Earnings Fund	11,831,120
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,820,963,649)	2,007,790,825

Principal
	UNITED STATES GOVERNMENT SECURITIES - 31.6%
$315,195,000	United States Treasury Note, 1.000%, 05/15/2018 + ^	314,946,014
317,310,000	United States Treasury Note, 1.000%, 08/15/2018 + ^	316,318,407
315,520,000	United States Treasury Note, 1.250%, 11/15/2018 + ^	314,047,162
315,160,000	United States Treasury Note, 0.750%, 02/15/2019 + ^	311,491,339
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,258,374,417)	1,256,802,922

	SHORT-TERM INVESTMENTS - 9.4%
	MONEY MARKET FUND - 9.4%
375,075,011	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.53% * +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $375,075,011)	375,075,011

	TOTAL INVESTMENTS - 91.5% (Cost - $3,454,413,077) (a)	$3,639,668,758
	OTHER ASSETS LESS LIABILITIES - 8.5%	335,740,856
	NET ASSETS - 100.0%	$3,975,409,614

ETF - Exchange Traded Fund

*	Rate shown represents the rate at March 31, 2018 is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $3,454,413,077 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$200,087,735
Unrealized depreciation:	(14,832,054)
Net unrealized appreciation:	$185,255,681

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

				Unrealized
				Appreciation
Long Contracts		Notional Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.5%
4,674	90-Day Euro$ Future	1,139,345,925	December-18	$77,363
5,062	90-Day Euro$ Future	1,232,723,550	March-19	34,875
4,863	90-Day Euro$ Future	1,183,228,688	June-19	308,138
4,307	90-Day Euro$ Future	1,047,408,563	September-19	376,938
2,457	90-Day Euro$ Future	597,143,138	December-19	427,913
2,442	90-Day Euro$ Future	593,436,525	March-20	457,338
1,625	90-Day Euro$ Future	394,875,000	June-20	431,013
445	Amsterdam Index Future	46,992,000	April-18	80,364
2,531	Australian 10 Year Bond Future	328,060,374	June-18	3,769,232
2,912	Australian 3 Year Bond Future	323,738,193	June-18	467,332
2,928	Brent Crude Future +	203,027,520	June-18	4,557,840
782	Brent Crude Future +	53,840,700	July-18	1,430,840
243	Brent Crude Future +	16,611,480	August-18	589,160
121	Brent Crude Future +	8,217,110	September-18	272,030
60	Brent Crude Future +	4,049,400	October-18	155,970
38	Brent Crude Future +	2,549,420	November-18	19,760
2,077	CAC 40 10 Euro Future	107,058,965	April-18	(1,754,104)
1,100	Canadian 10 Year Bond Future	146,597,000	June-18	974,391
369	Corn Future +	7,153,988	May-18	(89,638)
96	Cotton No. 2 Future +	3,910,080	May-18	(83,710)
468	DAX Index Future	141,798,150	June-18	(1,261,562)
244	Dija Mini E-CBOT Future	29,459,340	June-18	313,195
79	Emini Russell 2000 Future	6,048,240	June-18	(41,030)
697	Euro BUXL Future	115,269,860	June-18	1,991,377
12,371	Euro-BOBL Future	1,623,693,750	June-18	10,419,227
3,799	Euro BTP Italian Government Bond Future	527,263,210	June-18	15,393,244
3,252	Euro-Bund Future	518,466,360	June-18	6,889,413
2,450	Euro-Oat Future	378,745,500	June-18	7,023,420
8,120	Euro-Schatz Future	909,237,000	June-18	1,581,857
1,340	FTSE 100 Index Future	93,712,900	June-18	(472,735)
60	FTSE/JSE Top 40 Index Future	29,631,000	June-18	(107,707)
666	Gasoline RBOB Future +	56,520,223	May-18	2,176,990
510	Gasoline RBOB Future +	43,375,500	June-18	1,635,589
162	Gasoline RBOB Future +	13,739,317	July-18	604,703
91	Gasoline RBOB Future +	7,656,995	August-18	386,291
660	Hang Seng Index Future	991,650,000	April-18	(1,011,095)
931	HSCEI Future	560,741,300	April-18	(570,889)
36	IBEX 35 Index Future	3,445,668	April-18	71,460
400	Japan 10 Year Bond Future	60,340,000,000	June-18	479,625
108	KOSPI2 Index Future	8,521,200,000	June-18	45,302
10	LME Lead Future +	599,000	June-18	3,498
11	LME Nickel Future +	877,536	June-18	24,095
23	LME Zinc Future +	1,884,275	June-18	9,623

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

				Unrealized
		Notional		Appreciation
Long Contracts		Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 2.5% (Continued)
1,706	Long Gilt Future	209,530,920	June-18	$2,216,743
1,505	Low Sulphur Gasoil G Future +	93,009,000	May-18	4,100,950
927	Low Sulphur Gasoil G Future +	56,917,800	June-18	1,311,525
224	Low Sulphur Gasoil G Future +	13,675,200	July-18	146,350
74	MSCI EAFE Future	7,402,220	June-18	89,370
117	MSCI Emerging Market Future	6,948,630	June-18	45,110
57	MSCI Taiwan Index Future	2,303,370	April-18	(27,700)
1,134	Nasdaq 100 E-Mini Future	149,551,920	June-18	1,109,060
13	Natural Gas Future +	355,290	May-18	6,380
261	Nikkei 225 (OSE) Future	5,535,810,000	June-18	2,151,662
356	Nikkei 225 (SGX) Future	3,777,160,000	June-18	1,514,903
652	NY Harbor ULSD Future +	55,343,064	May-18	2,946,174
326	NY Harbor ULSD Future +	27,644,148	June-18	821,188
94	NY Harbor ULSD Future +	7,967,064	July-18	279,170
56	NY Harbor ULSD Future +	4,744,219	August-18	147,693
279	S&P/TSX 60 IX Future	50,554,800	June-18	110,854
2,089	S&P 500 E-Mini Future	276,061,350	June-18	1,143,250
287	Soybean Future +	14,992,163	May-18	193,213
219	Soybean Meal Future +	8,409,600	May-18	51,000
379	SPI 200 Future	54,348,600	June-18	(703,342)
769	TOPIX Index Future	13,122,985,000	June-18	4,498,469
2,983	US 10 Year Note (CBT)	361,362,484	June-18	2,843,844
6,181	US 2 Year Note (CBT)	1,314,138,553	June-18	181,427
4,058	US 5 Year Note (CBT)	464,482,486	June-18	1,937,299
3,232	WTI Crude Future +	209,886,080	May-18	8,878,040
798	WTI Crude Future +	51,766,260	June-18	2,230,680
245	WTI Crude Future +	15,812,300	July-18	724,130
125	WTI Crude Future +	8,005,000	August-18	403,630
65	WTI Crude Future +	4,126,200	September-18	190,660
44	WTI Crude Future +	2,768,480	October-18	129,110
8	WTI Crude Future +	499,200	November-18	24,230
	Net Unrealized Gain From Open Long Futures Contracts			$97,782,008

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.0%
(255)	CBOE VIX Future	(5,042,625)	April-18	(535,425)
(84)	CBOE VIX Future	(1,614,900)	May-18	(121,970)
(42)	CBOE VIX Future	(790,650)	June-18	(47,275)
(7)	CBOE VIX Future	(133,000)	July-18	(4,900)
(170)	Cocoa Future +	(4,345,200)	May-18	1,720
(92)	Coffee ‘C’ Future +	(4,076,175)	May-18	12,713
(1,287)	Copper Future +	(97,345,463)	May-18	129,675
(658)	EURO STOXX 50 Future	(21,588,980)	June-18	(71,356)
(382)	Gold 100 oz. Future +	(50,702,860)	June-18	324,630
(274)	KC HRW Wheat Future +	(6,401,325)	May-18	295,200
(306)	Lean Hogs Future +	(9,369,720)	June-18	(92,880)
(259)	Live Cattle Future +	(10,626,770)	June-18	384,430
(149)	LME Copper Future +	(25,006,856)	June-18	(235,551)
(224)	LME PRI Aluminum Future +	(11,218,200)	June-18	228,007
(87)	Natural Gas Future +	(2,416,860)	June-18	(23,800)
(443)	Natural Gas Future +	(12,545,760)	July-18	85,690
(190)	Natural Gas Future +	(5,409,300)	August-18	24,660
(10)	Natural Gas Future +	(283,300)	September-18	(2,880)
(67)	Platinum Future +	(3,124,210)	July-18	64,490
(451)	SGX Nifty 50	(9,143,574)	April-18	(47,851)
(393)	Silver Future +	(31,966,620)	May-18	313,705
(380)	Soybean Oil Future +	(7,266,360)	May-18	(69,054)
(1,161)	World Sugar #11 Future +	(16,058,952)	May-18	907,312
(1,117)	US Long Bond (CBT) Future	(163,780,125)	June-18	(363,125)
(426)	US Ultra Bond (CBT) Future	(68,359,688)	June-18	(159,813)
(360)	Wheat Future (CBT) +	(8,118,000)	May-18	786,225
	Net Unrealized Gain From Open Short Futures Contracts			$1,782,577
	Total Unrealized Gain From Open Futures Contracts			$99,564,585

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty *	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Canadian Dollar	4/2/2018	MSSB	39,350,000	30,500,757	30,521,622	$20,865
Japanese Yen	4/2/2018	MSSB	2,851,000,000	26,784,185	26,807,711	23,526
Mexican Peso	4/2/2018	MSSB	260,920,000	14,217,869	14,294,248	76,379
Australian Dollar	4/3/2018	MSSB	19,480,000	14,957,424	14,942,165	(15,259)
Euro	4/3/2018	MSSB	7,570,000	9,358,877	9,311,961	(46,916)
Mexican Peso	4/3/2018	MSSB	475,100,000	25,947,579	26,015,943	68,364
New Zealand Dollar	4/3/2018	MSSB	430,000	311,316	310,200	(1,116)
Norwegian Krone	4/3/2018	MSSB	70,090,000	9,124,172	8,928,395	(195,777)
Polish Zloty	4/3/2018	MSSB	970,000	283,568	283,200	(368)
Singapore Dollar	4/3/2018	MSSB	620,000	472,936	472,848	(88)
South African Rand	4/3/2018	MSSB	15,890,000	1,351,328	1,340,498	(10,830)
Swedish Krona	4/3/2018	MSSB	94,380,000	11,350,981	11,271,905	(79,076)
Swiss Franc	4/3/2018	MSSB	19,690,000	20,688,995	20,566,838	(122,157)
Australian Dollar	4/4/2018	MSSB	1,320,000	1,013,258	1,012,508	(750)
British Pound	4/4/2018	MSSB	11,280,000	15,835,516	15,826,290	(9,226)
Euro	4/4/2018	MSSB	16,960,000	20,867,501	20,864,217	(3,284)
New Zealand Dollar	4/4/2018	MSSB	3,990,000	2,882,216	2,878,356	(3,860)
Norwegian Krone	4/4/2018	MSSB	84,410,000	10,763,069	10,752,872	(10,197)
South African Rand	4/4/2018	MSSB	56,890,000	4,803,601	4,798,623	(4,978)
Swedish Krona	4/4/2018	MSSB	303,520,000	36,334,471	36,252,274	(82,197)
Swiss Franc	4/4/2018	MSSB	8,650,000	9,046,653	9,035,944	(10,709)
Australian Dollar	4/18/2018	MSSB	214,940,000	166,137,918	164,871,343	(1,266,575)
Brazilian Real	4/18/2018	MSSB	645,680,000	198,121,612	193,994,876	(4,126,736)
British Pound	4/18/2018	MSSB	258,200,000	359,576,137	362,480,836	2,904,699
Canadian Dollar	4/18/2018	MSSB	612,080,000	478,423,745	474,916,917	(3,506,828)
Chilean Peso	4/18/2018	MSSB	12,203,000,000	20,432,596	20,221,323	(211,273)
Colombian Peso	4/18/2018	MSSB	9,816,000,000	3,429,773	3,513,569	83,796
Euro	4/18/2018	MSSB	328,500,000	405,452,792	404,524,812	(927,980)
Indian Rupee	4/18/2018	MSSB	4,287,180,000	65,696,826	65,584,821	(112,005)
Israeli Shekel	4/18/2018	MSSB	760,000	216,554	216,706	152
Japanese Yen	4/18/2018	MSSB	37,570,000,000	354,536,429	353,665,871	(870,558)
Mexican Peso	4/18/2018	MSSB	2,923,990,000	156,009,527	159,746,859	3,737,332
New Zealand Dollar	4/18/2018	MSSB	350,210,000	253,946,719	252,629,339	(1,317,380)
Norwegian Krone	4/18/2018	MSSB	223,380,000	28,820,896	28,468,157	(352,739)
Polish Zloty	4/18/2018	MSSB	77,770,000	22,677,007	22,710,748	33,741
Russian Ruble	4/18/2018	MSSB	5,057,570,000	88,969,394	87,779,962	(1,189,432)
Singapore Dollar	4/18/2018	MSSB	27,140,000	20,644,316	20,706,021	61,705
South African Rand	4/18/2018	MSSB	846,770,000	71,170,951	71,282,229	111,278
South Korean Won	4/18/2018	MSSB	42,721,000,000	39,897,606	40,104,594	206,988
Swedish Krona	4/18/2018	MSSB	559,870,000	68,490,727	66,936,530	(1,554,197)
Swiss Franc	4/18/2018	MSSB	362,420,000	383,748,743	379,022,064	(4,726,679)
Turkish Lira New	4/18/2018	MSSB	382,740,000	99,574,713	96,095,284	(3,479,429)
Australian Dollar	5/16/2018	MSSB	36,370,000	28,037,395	27,899,028	(138,367)
Brazilian Real	5/16/2018	MSSB	347,120,000	104,796,741	104,033,636	(763,105)
British Pound	5/16/2018	MSSB	65,840,000	93,546,183	92,536,666	(1,009,517)
Colombian Peso	5/16/2018	MSSB	13,368,000,000	4,795,735	4,781,132	(14,603)
Euro	5/16/2018	MSSB	185,930,000	231,173,059	229,425,849	(1,747,210)
Japanese Yen	5/16/2018	MSSB	12,539,000,000	118,639,769	118,255,071	(384,698)
Mexican Peso	5/16/2018	MSSB	2,403,030,000	130,331,157	130,693,490	362,333
Norwegian Krone	5/16/2018	MSSB	252,160,000	32,792,142	32,163,351	(628,791)
Polish Zloty	5/16/2018	MSSB	82,330,000	24,185,777	24,053,480	(132,297)
Russian Ruble	5/16/2018	MSSB	2,335,750,000	40,397,865	40,407,450	9,585
Singapore Dollar	5/16/2018	MSSB	19,310,000	14,755,999	14,741,833	(14,166)
South Korean Won	5/16/2018	MSSB	11,636,000,000	10,921,351	10,934,451	13,100
Swedish Krona	5/16/2018	MSSB	473,550,000	57,940,535	56,731,257	(1,209,278)
Swiss Franc	5/16/2018	MSSB	75,380,000	79,719,394	79,016,485	(702,909)
				$4,524,904,355	$4,501,634,658	$(23,269,697)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty*	Purchased	(US $)	Fair Value	(Depreciation)
To Sell:
Canadian Dollar	4/2/2018	MSSB	(39,350,000)	(30,506,477)	(30,521,621)	(15,144)
Japanese Yen	4/2/2018	MSSB	(2,851,000,000)	(26,820,319)	(26,807,710)	12,609
Mexican Peso	4/2/2018	MSSB	(260,920,000)	(14,205,674)	(14,294,245)	(88,571)
Australian Dollar	4/3/2018	MSSB	(19,480,000)	(14,956,744)	(14,942,163)	14,581
Euro	4/3/2018	MSSB	(7,570,000)	(9,349,422)	(9,311,961)	37,461
Mexican Peso	4/3/2018	MSSB	(475,100,000)	(25,983,558)	(26,015,941)	(32,383)
New Zealand Dollar	4/3/2018	MSSB	(430,000)	(311,196)	(310,200)	996
Norwegian Krone	4/3/2018	MSSB	(70,090,000)	(9,112,538)	(8,928,395)	184,143
Polish Zloty	4/3/2018	MSSB	(970,000)	(283,245)	(283,200)	45
Singapore Dollar	4/3/2018	MSSB	(620,000)	(472,459)	(472,847)	(388)
South African Rand	4/3/2018	MSSB	(15,890,000)	(1,350,190)	(1,340,499)	9,691
Swedish Krona	4/3/2018	MSSB	(94,380,000)	(11,358,034)	(11,271,907)	86,127
Swiss Franc	4/3/2018	MSSB	(19,690,000)	(20,630,330)	(20,566,847)	63,483
Australian Dollar	4/4/2018	MSSB	(1,320,000)	(1,011,978)	(1,012,508)	(530)
British Pound	4/4/2018	MSSB	(11,280,000)	(15,841,530)	(15,826,290)	15,240
Euro	4/4/2018	MSSB	(16,960,000)	(20,868,420)	(20,864,218)	4,202
New Zealand Dollar	4/4/2018	MSSB	(3,990,000)	(2,873,440)	(2,878,358)	(4,918)
Norwegian Krone	4/4/2018	MSSB	(84,410,000)	(10,749,483)	(10,752,872)	(3,389)
South African Rand	4/4/2018	MSSB	(56,890,000)	(4,809,686)	(4,798,624)	11,062
Swedish Krona	4/4/2018	MSSB	(303,520,000)	(36,291,418)	(36,252,271)	39,147
Swiss Franc	4/4/2018	MSSB	(8,650,000)	(9,047,265)	(9,035,943)	11,322
Australian Dollar	4/18/2018	MSSB	(214,940,000)	(168,257,797)	(164,871,344)	3,386,453
Brazilian Real	4/18/2018	MSSB	(645,680,000)	(196,119,395)	(193,994,871)	2,124,524
British Pound	4/18/2018	MSSB	(258,200,000)	(361,505,261)	(362,480,835)	(975,574)
Canadian Dollar	4/18/2018	MSSB	(860,890,000)	(664,721,653)	(667,970,240)	(3,248,587)
Chilean Peso	4/18/2018	MSSB	(1,185,000,000)	(1,957,114)	(1,963,637)	(6,523)
Colombian Peso	4/18/2018	MSSB	(9,816,000,000)	(3,521,558)	(3,513,569)	7,989
Euro	4/18/2018	MSSB	(328,500,000)	(406,714,107)	(404,524,812)	2,189,295
Indian Rupee	4/18/2018	MSSB	(591,270,000)	(9,036,681)	(9,045,186)	(8,505)
Israeli Shekel	4/18/2018	MSSB	(48,770,000)	(14,098,904)	(13,906,277)	192,627
Japanese Yen	4/18/2018	MSSB	(37,570,000,000)	(355,398,386)	(353,665,871)	1,732,515
Mexican Peso	4/18/2018	MSSB	(2,923,990,000)	(158,314,334)	(159,746,858)	(1,432,524)
New Zealand Dollar	4/18/2018	MSSB	(138,260,000)	(100,572,452)	(99,735,966)	836,486
Norwegian Krone	4/18/2018	MSSB	(223,380,000)	(28,875,146)	(28,468,158)	406,988
Polish Zloty	4/18/2018	MSSB	(77,770,000)	(22,823,066)	(22,710,748)	112,318
Russian Ruble	4/18/2018	MSSB	(5,057,570,000)	(88,160,669)	(87,779,961)	380,708
Singapore Dollar	4/18/2018	MSSB	(27,140,000)	(20,675,775)	(20,706,021)	(30,246)
South African Rand	4/18/2018	MSSB	(138,370,000)	(11,754,112)	(11,648,171)	105,941
South Korean Won	4/18/2018	MSSB	(42,721,000,000)	(39,953,965)	(40,104,592)	(150,627)
Swedish Krona	4/18/2018	MSSB	(559,870,000)	(68,279,399)	(66,936,530)	1,342,869
Swiss Franc	4/18/2018	MSSB	(362,420,000)	(387,763,097)	(379,022,064)	8,741,033
Turkish Lira New	4/18/2018	MSSB	(382,740,000)	(96,748,845)	(96,095,283)	653,562
Australian Dollar	5/16/2018	MSSB	(1,320,000)	(1,013,283)	(1,012,558)	725
Brazilian Real	5/16/2018	MSSB	(284,760,000)	(85,091,602)	(85,344,029)	(252,427)
Colombian Peso	5/16/2018	MSSB	(39,000,000)	(13,984)	(13,949)	35
Euro	5/16/2018	MSSB	(5,450,000)	(6,750,681)	(6,724,955)	25,726
Norwegian Krone	5/16/2018	MSSB	(61,170,000)	(7,805,571)	(7,802,317)	3,254
Singapore Dollar	5/16/2018	MSSB	(620,000)	(473,387)	(473,327)	60
South Korean Won	5/16/2018	MSSB	(28,664,000,000)	(26,698,718)	(26,935,818)	(237,100)
Swedish Krona	5/16/2018	MSSB	(397,900,000)	(47,828,315)	(47,668,393)	159,922
Swiss Franc	5/16/2018	MSSB	(5,020,000)	(5,331,926)	(5,262,175)	69,751
Turkish Lira New	5/16/2018	MSSB	(143,660,000)	(35,562,713)	(35,762,929)	(200,216)
				$(3,688,655,302)	$(3,672,380,064)	$16,275,238

Total Unrealized Depreciation:						$(6,994,459)

*	MSSB = Morgan Stanley Smith Barney

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	4/18/2018	MSSB	136,250,000	(1,304,640,186)	167,782,357	(166,266,915)	$1,515,447
Euro	Polish Zloty	4/18/2018	MSSB	38,690,000	(162,802,878)	47,644,038	(47,542,436)	101,597
Euro	Swedish Krona	4/18/2018	MSSB	150,520,000	(1,524,964,428)	185,354,870	(182,320,588)	3,034,282
Euro	Turkish Lira New	4/18/2018	MSSB	131,790,000	(634,793,260)	162,290,168	(159,378,796)	2,911,390
Norwegian Krone	Euro	4/18/2018	MSSB	1,316,944,721	(136,250,000)	167,835,038	(167,782,362)	52,679
Polish Zloty	Euro	4/18/2018	MSSB	161,832,615	(38,690,000)	47,259,092	(47,644,038)	(384,941)
Swedish Krona	Euro	4/18/2018	MSSB	1,522,638,670	(150,520,000)	182,042,529	(185,354,839)	(3,312,341)
Turkish Lira New	Euro	4/18/2018	MSSB	627,733,155	(131,790,000)	157,606,198	(162,290,183)	(4,683,984)
Euro	Norwegian Krone	5/16/2018	MSSB	3,500,000	(33,950,053)	4,318,778	(4,330,375)	(11,597)
Euro	Swedish Krona	5/16/2018	MSSB	15,510,000	(159,696,780)	19,138,358	(19,131,664)	6,694
Euro	Turkish Lira New	5/16/2018	MSSB	52,840,000	(266,151,221)	65,201,231	(66,256,073)	(1,054,857)
Norwegian Krone	Euro	5/16/2018	MSSB	1,077,246,434	(112,340,000)	137,404,244	(138,620,452)	(1,216,203)
Polish Zloty	Euro	5/16/2018	MSSB	106,755,456	(25,319,996)	31,189,603	(31,243,290)	(53,674)
Turkish Lira New	Euro	5/16/2018	MSSB	8,391,789	(1,689,998)	2,089,065	(2,085,355)	3,711
						$1,377,155,569	$(1,380,247,366)	$(3,091,797)

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 4.0%
185,713	Western Gas Equity Partners LP	$6,150,814

	MINING - 1.1%
67,117	US Silica Holdings, Inc.	1,712,826

	OIL & GAS - 3.9%
836	Andeavor Logistics LP	84,068
29,882	EQT GP Holdings LP	689,676
48,465	Marathon Petroleum Corp.	3,543,276
16,708	Phillips 66	1,602,631
1,005	Valero Energy Corp.	93,234
		6,012,885
	OIL & GAS SERVICES - 3.1%
548,399	Archrock, Inc.	4,798,491

	PIPELINES - 87.9%
328,389	Antero Midstream GP LP	5,250,940
1,399	Buckeye Partners LP	52,309
208,747	Cheniere Energy, Inc. *	11,157,527
274,189	Crestwood Equity Partners LP	7,019,238
226,296	Enbridge, Inc.	7,121,535
841,561	Energy Transfer Equity LP	11,958,582
483,838	EnLink Midstream LLC	7,088,227
143,038	Enterprise Products Partners LP	3,501,570
731,960	Kinder Morgan, Inc.	11,023,318
27,916	Magellan Midstream Partners LP	1,628,899
196,549	NuStar GP Holdings LLC	2,270,141
198,366	ONEOK, Inc.	11,290,993
226,843	Pembina Pipeline Corp.	7,084,307
324,183	Plains GP Holdings LP	7,050,980
310,884	SemGroup Corp.	6,652,918
360,162	Tallgrass Energy GP LP	6,850,281
272,669	Targa Resources Corp.	11,997,436
171,667	TransCanada Corp.	7,091,564
421,852	Williams Cos., Inc.	10,487,241
		136,578,006

	TOTAL COMMON STOCK (Cost - $178,609,370)	155,253,022

	TOTAL INVESTMENTS - 100.0% (Cost - $178,609,370) (a)	$155,253,022
	OTHER ASSETS LESS LIABILITIES - 0.0%	52,254
	NET ASSETS - 100.0%	$155,305,276

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $180,858,570 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,423,203
Unrealized depreciation:	(32,028,751)
Net unrealized depreciation:	$(25,605,548)

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares						Value
	EXCHANGE TRADED FUNDS - 9.9%
149,800	PowerShares Senior Loan Portfolio					$3,464,877
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,469,254)

Principal			Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 16.0%
	AIRLINES - 1.4%
$500,000	VistaJet Malta Finance PLC #		7.750		6/1/2020	483,750

	BANKS - 1.4%
500,000	Deutsche Bank	3 Month LIBOR + 1.230%	3.186	*	2/27/2023	497,673

	CHEMICALS - 2.8%
1,000,000	Tronox, Inc. #		6.500		4/15/2026	1,000,000

	COMMERCIAL SERVICES - 1.3%
525,000	Cenveo Corp. #		6.000		8/1/2019	236,250
270,000	Monitronics International, Inc.		9.125		4/1/2020	207,009
						443,259
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
18,000	Enova International, Inc.		9.750		6/1/2021	18,945
250,000	Transworld Systems, Inc. #		9.500		8/15/2021	67,500
						86,445
	ENTERTAINMENT - 0.4%
248,512	Chukchansi Economic Development Authority #		9.750		5/30/2020	157,805

	HEALTHCARE-PRODUCTS - 0.8%
350,000	Mallinckrodt International Finance SA		4.750		4/15/2023	267,750

	MEDIA - 0.1%
50,000	iHeartCommunications, Inc.		10.625		3/15/2023	39,125

	MINING - 1.4%
250,000	First Quantum Minerals #		6.500		3/1/2024	237,188
250,000	First Quantum Minerals #		6.875		3/1/2026	237,500
						474,688
	OIL & GAS - 1.4%
500,000	Resolute Energy Corp.		8.500		5/1/2020	498,750

	PHARMACEUTICALS - 2.5%
500,000	Teva Pharmaceutical Finance Co B.V.		2.950		12/18/2022	442,855
500,000	Valeant Pharmaceuticals International, Inc. #		6.125		4/15/2025	431,500
						874,355
	RETAIL - 0.2%
100,000	Argos Merger Sub, Inc. #		7.125		3/15/2023	56,750

	TELECOMMUNICATIONS - 2.1%
500,000	Frontier Communications #		8.500		4/1/2026	483,750
250,000	Sprint Corp.		7.625		3/1/2026	243,925
						727,675

	TOTAL CORPORATE BONDS (Cost - $6,251,086)					5,608,025

	COLLATERALIZED LOAN OBLIGATIONS - 11.5%
500,000	BAIN CAPITAL CREDIT CLO #	3 Month LIBOR + 5.350%	7.710	*	4/23/2031	500,000
1,000,000	CIFC 2017-3A D #	3 Month LIBOR + 6.000%	7.745	*	7/20/2030	1,011,516
500,000	CGMS 2017-1A D #	3 Month LIBOR + 6.000%	7.745	*	4/20/2031	506,491
1,000,000	CGMS 2017-2A D #	3 Month LIBOR + 6.150%	7.895	*	7/20/2031	1,013,379
500,000	OZLM LTD #	3 Month LIBOR + 5.540%	7.292	*	1/20/2031	496,135
500,000	TICP CLO LTD #	3 Month LIBOR + 5.500%	7.850	*	4/20/2031	500,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $3,914,213)					4,027,521

	COMMERCIAL MORTGAGE OBLIGATIONS - 0.1%
28,786	Freddie Mac REMICS		5.000		2/15/2020	971
15,823	Government National Mortgage Association		3.500		5/16/2039	15,900
6,393	Government National Mortgage Association		3.500		4/20/2039	6,478
13,040	Government National Mortgage Association		3.000		9/16/2039	13,053
	TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $36,877)					36,402

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

	BANK LOANS - 61.8%	Variable Rate	Coupon Rate (%)		Maturity	Value
	AIRCRAFT & AEROSPACE - 2.9%
$497,480	Air Medical Group Holdings	3 Month LIBOR + 3.250%	4.936	*	4/28/2022	$500,209
500,000	Transdigm	3 Month LIBOR + 2.500%	4.377-4.802	*	8/16/2024	502,708
						1,002,917
	CHEMICALS - 1.4%
497,500	New Arclin US Holding Corp.	3 Month LIBOR + 3.500%	5.802	*	2/14/2024	503,201

	CONSTRUCTION & ENGINEERING SERVICES - 1.3%
496,231	Forterra Finance, LLC	3 Month LIBOR + 3.000%	4.877	*	10/25/2023	459,790

	ENERGY - 2.8%
28,986	Lightstone Holdings Co. LLC	3 Month LIBOR + 4.500%	6.377	*	1/30/2024	29,230
456,486	Lightstone Holdings Co. LLC	3 Month LIBOR + 4.500%	5.500	*	1/30/2024	460,338
480,021	Lonestar Intermediate (New Asurion)	3 Month LIBOR + 4.2500%	6.010	*	2/20/2021	477,472
						967,040
	GROCERY - 4.1%
682,113	Albertson’s LLC	3 Month LIBOR + 2.750%	4.627	*	8/25/2021	674,712
500,000	C.H. Guenther	3 Month LIBOR + 2.750%	4.637	*	3/26/2025	501,875
250,000	Dole Food Company, Inc.	3 Month LIBOR + 2.750%	4.611-6.500	*	4/6/2024	249,687
						1,426,274
	HEALTHCARE-PRODUCTS - 1.1%
386,875	Laureate Education, Inc.	3 Month LIBOR + 4.500%	5.377	*	4/26/2024	389,428

	HEALTHCARE-SERVICES - 4.3%
500,000	Concentra	3 Month LIBOR + 2.750%	4.530	*	6/1/2022	504,375
1,000,000	Dupage Medical Group	3 Month LIBOR + 2.750%	4.591	*	8/1/2024	1,000,315
						1,504,690
	METALS & MINING - 1.9%
488,759	Essar Steel Algoma, Inc. ^	3 Month LIBOR + 6.500%	0.000	*	8/7/2019	670,724

	LODGING - 2.9%
497,479	Landry’s	3 Month LIBOR + 3.250%	4.900-5.039	*	10/4/2023	502,486
498,750	Scientific Games International, Inc.	3 Month LIBOR + 2.750%	4.449	*	8/14/2024	501,129
						1,003,615
	MEDIA - 2.9%
495,496	Harland Clark Holdings Corp.	3 Month LIBOR + 4.750%	7.052	*	11/1/2023	500,726
500,000	Meredith Corp.	3 Month LIBOR + 3.000%	4.877	*	1/21/2025	503,625
						1,004,351
	REAL ESTATE - 1.4%
482,931	Capital Automotive, Inc.	3 Month LIBOR + 2.500%	4.380	*	3/24/2025	485,145

	OIL & GAS - 0.0%
54,203	Energy & Exploration Partners ^ +	3 Month LIBOR + 5.000%	5.000		5/13/2022	—

	PACKAGING - 1.4%
496,250	Caraustar Industries, Inc.	3 Month LIBOR + 5.500%	7.802	*	3/9/2022	499,483

	RESTAURANT - 2.8%
495,210	Burger King	3 Month LIBOR + 2.250%	4.127-4.552	*	2/17/2024	496,138
500,000	Fogo De Chao	3 Month LIBOR + 4.500%	16.378	*	3/25/2025	502,813
						998,951
	RETAIL - 7.3%
500,000	American Seafoods	3 Month LIBOR + 2.750%	4.610-6.250*		8/1/2023	500,938
498,750	Nature’s Bounty, Inc.	3 Month LIBOR + 3.500%	5.377	*	9/26/2024	466,082
739,861	Petsmart	3 Month LIBOR + 3.000%	4.650	*	3/10/2022	595,673
386,364	PetVet Care Center	3 Month LIBOR + 2.750%	4.527	*	2/15/2025	382,863
113,636	PetVet Care Center	3 Month LIBOR + 2.750%	4.527	*	2/15/2025	112,607
498,750	Staples, Inc.	3 Month LIBOR + 4.000%	5.787	*	8/15/2024	494,947
						2,553,110
	TECHNOLOGY - 15.8%
429,556	BMC Software	3 Month LIBOR + 3.250%	5.127	*	9/10/2022	432,215
500,000	Digicert Holdings, Inc.	3 Month LIBOR + 4.750%	6.522	*	9/21/2024	506,303
873,940	First Data Corp.	3 Month LIBOR + 2.250%	4.122	*	4/24/2026	876,182
498,750	GTCR Valor Companies, Inc.	3 Month LIBOR + 4.250%	6.127	*	6/17/2023	504,049
500,000	Iron Mountain, Inc.	3 Month LIBOR + 1.750%	3.622	*	3/20/2025	499,273
500,000	McAfee	3 Month LIBOR + 4.500%	6.377	*	9/29/2024	505,780
495,168	Riverbed Technology, Inc.	3 Month LIBOR + 3.250%	5.130	*	4/24/2022	494,056
500,000	Sabre GLBL, Inc.	3 Month LIBOR + 2.000%	3.877	*	2/22/2024	502,118
734,744	Seahawk Holdings	3 Month LIBOR + 5.500%	7.272	*	10/31/2022	749,443
497,500	Tierpoint, Inc.	3 Month LIBOR + 3.750%	5.627	*	4/28/2024	492,525
						5,561,944

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 61.8% (Continued)
	TELECOMMUNICATIONS - 4.6%
$199,499	Avaya, Inc.	3 Month LIBOR + 4.750%	5.750	*	12/15/2024	$201,174
1,245	Consolidated Communications, Inc.	3 Month LIBOR + 3.000%	4.880	*	10/5/2023	1,231
500,000	West Corp.	3 Month LIBOR + 3.500%	7.500	*	10/10/2024	499,375
498,750	Wideopen West	3 Month LIBOR + 3.250%	5.104	*	8/18/2023	489,089
442,327	Windstream Services LLC	3 Month LIBOR + 4.000%	5.810	*	3/30/2021	426,662
						1,617,531
	TRANSPORTATION - 1.5%
533,783	YRC Worldwide, Inc.	3 Month LIBOR + 7.500%	10.272-10.377	*	7/13/2022	538,977

	WHOLESALE - DISTRIBUTION - 1.4%
498,750	HD Supply Waterworks	3 Month LIBOR + 3.000%	5.006-5.211	*	7/19/2024	502,179

	TOTAL BANK LOANS (Cost - $21,606,261)					21,689,350

Shares
	SHORT-TERM INVESTMENTS - 10.7%
3,771,288	Fidelity Institutional Government Money Market Fund, Class I, 1.53%**	3,771,288
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,771,288)	3,771,288

	TOTAL INVESTMENTS - 110.0% (Cost - $39,048,979) (a)	$38,597,463
	LIABILITIES LESS OTHER ASSETS - (10.0)%	(3,492,183)
	NET ASSETS - 100.0%	$35,105,280

*	Floating Rate, rate shown represents the rate at March 31, 2018.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $7,419,514 or 21.1% of net assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The Total of these securities is $0 or 0.0% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $39,049,475 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$550,696
Unrealized depreciation:	(1,002,708)
Net unrealized depreciation:	$(452,012)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 22.3%
	BIOTECHNOLOGY - 6.3%
$1,872,000	PDL BioPharma, Inc.	2.750	12/1/2021	$1,905,655

	ELECTRONICS - 7.6%
2,734,000	Fluidigm Corp.	2.750	2/1/2034	2,306,977

	INVESTMENT COMPANIES - 3.5%
1,055,000	Prospect Capital Corp.	4.950	7/15/2022	1,052,550

	REAL ESTATE INVESTMENT TRUSTS - 3.8%
159,000	Apollo Commercial Real Estate Finance, Inc.	5.500	3/15/2019	169,572
1,069,000	Colony Capital, Inc.	5.000	4/15/2023	995,560
				1,165,132
	RETAIL - 1.1%
334,000	EZCORP, Inc.	2.125	6/15/2019	351,169

	TOTAL CONVERTIBLE BONDS - (Cost - $6,160,358)			6,781,483

	CORPORATE BONDS - 75.2%
	AIRLINES - 3.5%
1,128,000	Southwest Airlines Co.	3.000	11/15/2026	1,061,086

	APPAREL MANUFACTURERS - 5.5%
1,910,000	Under Armour, Inc.	3.250	6/15/2026	1,684,212

	COMMERCIAL SERVICES - 5.0%
1,664,000	Rent-A-Center, Inc.	6.625	11/15/2020	1,516,320

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
1,096,000	Community Choice Financial, Inc.	10.750	5/1/2019	1,019,280
698,000	Enova International, Inc.	9.750	6/1/2021	734,645
				1,753,925
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.8%
1,428,000	General Cable Corp.	5.750	10/1/2022	1,465,485

	HOME BUILDERS - 0.3%
78,000	Beazer Homes USA, Inc.	7.250	2/1/2023	80,632

	MINING - 3.9%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,150,169
3,348,365	MolyCorp., Inc. +	10.000	6/1/2020	16,742
				1,166,911
	OFFICE/BUSINESS EQUIPMENT - 3.9%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,192,931

	OIL & GAS - 7.0%
1,431,000	Northern Oil and Gas, Inc.	8.000	6/1/2020	1,337,985
1,017,000	Transocean, Inc.	6.800	3/15/2038	793,260
				2,131,245
	OIL & GAS SERVICES - 10.3%
1,902,000	Era Group, Inc.	7.750	12/15/2022	1,863,960
1,298,000	PHI, Inc.	5.250	3/15/2019	1,272,131
				3,136,091

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 75.2% (Continued)
	PRIVATE EQUITY - 3.6%
$1,086,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	$1,088,715

	REAL ESTATE INVESTMENT TRUSTS - 8.0%
832,000	DDR Corp.	4.250	2/1/2026	826,820
1,569,000	The GEO Group, Inc.	5.875	1/15/2022	1,612,148
				2,438,968
	RETAIL - 7.0%
940,000	Kohl’s Corp.	3.250	2/1/2023	923,124
1,248,000	L Brands, Inc.	6.750	7/1/2036	1,198,080
				2,121,204
	SEMICONDUCTORS - 6.6%
968,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	1,055,120
916,000	Amkor Technology, Inc.	6.375	10/1/2022	941,190
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				1,996,310

	TOTAL CORPORATE BONDS (Cost - $28,312,150)			22,834,035

Shares
	SHORT-TERM INVESTMENTS - 1.0%
305,176	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.49% *	305,176
	TOTAL SHORT-TERM INVESTMENTS (Cost - $305,176)

	TOTAL INVESTMENTS - 98.5% (Cost - $34,777,684) (a)	$29,920,694
	OTHER ASSETS LESS LIABILITIES - 1.5%	464,093
	NET ASSETS - 100.0%	$30,384,787

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,789,799 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,269,323
Unrealized depreciation:	(6,138,428)
Net unrealized depreciation:	$(4,869,105)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 44.4%
	COMPUTERS - 2.9%
4,041	International Business Machines Corp.	$620,011

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
348,029	Och-Ziff Capital Management Group LLC	929,237
505	PJT Partners, Inc.	25,301
		954,538
	INVESTMENT COMPANIES - 27.2%
115,463	Apollo Investment Corp.	602,717
31,478	Ares Capital Corp.	499,556
19,263	Compass Diversified Holdings	315,913
19,956	Oaktree Capital Group LLC	790,258
201,359	Oaktree Specialty Lending Corp.	847,721
116,675	PennantPark Investment Corp.	779,389
126,900	Prospect Capital Corp.	831,195
55,200	Solar Capital Ltd.	1,121,112
		5,787,861
	PRIVATE EQUITY - 9.8%
23,549	Apollo Global Management LLC	697,521
20,211	Blackstone Group LP	645,741
37,000	KKR & Co. LP	751,100
		2,094,362
	TOTAL COMMON STOCK (Cost - $12,036,989)	9,456,772

	EXCHANGE TRADED FUNDS - 4.4%
	EQUITY FUNDS - 4.4%
22,175	iShares Mortgage Real Estate Capped ETF	941,994
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,114,959)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 10.8%
	BIOTECHNOLOGY - 5.9%
$1,226,000	PDL BioPharma, Inc.	2.750	12/1/2021	1,248,041

	ELECTRONICS - 4.9%
1,250,000	Fluidigm Corp.	2.750	2/1/2034	1,054,763

	TOTAL CONVERTIBLE BONDS (Cost - $2,010,616)			2,302,804

	CORPORATE BONDS - 37.1%
	AIRLINES - 2.0%
461,000	Soutwest Airlines Co.	3.000	11/15/2026	433,653

	APPAREL - 4.0%
955,000	Under Armour, Inc.	3.250	6/15/2026	842,106

	COMMERCIAL SERVICES - 4.0%
944,000	Rent-A-Center, Inc.	6.625	11/15/2020	860,220

	DIVERSIFIED FINANCIAL SERVICES - 10.3%
1,629,000	Community Choice Financial, Inc.	10.750	5/1/2019	1,514,970
634,000	Enova International, Inc.	9.750	6/1/2021	667,285
				2,182,255
	HOME BUILDERS - 0.2%
35,000	Beazer Homes USA, Inc.	7.250	2/1/2023	36,181

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 37.1% (Continued)
	MINING - 0.1%
$2,375,395	Molycorp, Inc. +	10.000	6/1/2020	$11,877

	OIL & GAS - 3.5%
953,000	Transocean, Inc.	6.800	3/15/2038	743,340

	REAL ESTATE INVESTEMENT TRUST - 2.6%
563,000	DDR Corp.	4.250	2/1/2026	559,495

	RETAIL - 3.6%
789,000	L Brands, Inc.	6.750	7/1/2036	757,440

	SEMICONDUCTORS - 3.7%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	796,790
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				796,790
	TELECOMMUNICATIONS - 3.1%
633,000	Sprint Capital Corp.	8.750	3/15/2032	661,485

	TOTAL CORPORATE BONDS (Cost - $11,496,831)			7,884,842

Shares
	SHORT-TERM INVESTMENTS - 2.1%
440,723	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.49% *	440,723
	TOTAL SHORT-TERM INVESTMENTS (Cost - $440,723)

	TOTAL INVESTMENTS - 98.8% (Cost - $27,100,118) (a)	$21,027,135
	OTHER ASSETS LESS LIABILITIES - 1.2%	246,787
	NET ASSETS - 100.0%	$21,273,922

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,033,423 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,055,630
Unrealized depreciation:	(7,061,918)
Net unrealized depreciation:	$(6,006,288)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Variable	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.1%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 44.0%
$3,000,000	Freddie Mac Gold Pool TBA		4.000		11/15/2045	$3,079,570
129,085	Freddie Mac REMICS		3.000		9/15/2025	129,681
39,676	Freddie Mac REMICS	(-2.4 x libor01m) + 1440	10.136	*	12/15/2032	47,033
285	Freddie Mac REMICS	(-2 x libor01m) + 1440	10.847	*	9/15/2034	285
1,068,712	Freddie Mac REMICS (b)	(-1 x libor01m) + 665	4.873	*	4/15/2036	185,265
1,037,727	Freddie Mac REMICS (b)	(-1 x libor01m) + 658	4.803	*	9/15/2036	182,614
368,891	Freddie Mac REMICS (b)		6.500		12/15/2037	77,254
339,744	Freddie Mac REMICS (b)	(-1 x libor01m) + 610	4.323	*	7/15/2039	46,335
24,817	Freddie Mac REMICS (b)	(-1 x libor01m) + 680	5.023	*	9/15/2039	2,644
214,959	Freddie Mac REMICS (b)	(-1 x libor01m) + 660	4.823	*	12/15/2039	21,838
63,725	Freddie Mac REMICS (b)		4.000		8/15/2040	8,716
185,310	Freddie Mac Strips (b)		7.000		4/1/2027	37,564
						3,818,799
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 22.0%
68,976	Fannie Mae Interest Strip (b)		7.500		7/25/2022	7,614
45,298	Fannie Mae Interest Strip (b)		8.000		7/25/2024	8,323
60,622	Fannie Mae Interest Strip (b)		8.500		10/25/2025	11,707
449,757	Fannie Mae Interest Strip (b)		6.000		7/25/2035	106,896
2,988,050	Fannie Mae Interest Strip (b)		5.000		8/25/2035	663,305
19,988	Fannie Mae Interest Strip (b)		7.500		9/25/2037	5,173
471,426	Fannie Mae Interest Strip (b)		5.000		1/25/2038	104,744
87,243	Fannie Mae Interest Strip (b)		4.500		11/25/2039	18,810
1,313,768	Fannie Mae Interest Strip (b)		4.500		11/25/2039	272,984
372,931	Fannie Mae Interest Strip (b)		5.000		11/25/2040	84,303
26,448	Fannie Mae Interest Strip (b)		5.000		3/25/2041	5,897
162,636	Fannie Mae REMIC Trust 2005-W2		0.000		5/25/2035	148,275
245,516	Fannie Mae REMICS (b)	(-1 x libor01m) + 800	6.129	*	9/25/2023	27,295
500,951	Fannie Mae REMICS (b)		3.000		2/25/2033	67,562
166,679	Fannie Mae REMICS (b)		6.500		5/25/2033	34,609
197,469	Fannie Mae REMICS (b)	(-1 x libor01m) + 825	6.379	*	6/25/2033	44,822
331,688	Fannie Mae REMICS (b)	(-1 x libor01m) + 760	5.729	*	4/25/2034	76,646
25,915	Fannie Mae REMICS	(-2 x libor01m) + 1424	10.497	*	7/25/2034	30,236
588,487	Fannie Mae REMICS (b)	(-1 x libor01m) + 715	5.279	*	7/25/2037	114,857
315,296	Fannie Mae REMICS (b)	(-1 x libor01m) + 587	3.999	*	8/25/2037	41,934
51,799	Fannie Mae REMICS (b)		4.500		12/25/2041	11,948
128,996	Fannie Mae REMICS (b)	(-1 x libor01m) + 616	4.289	*	10/25/2042	19,105
						1,907,045
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.1%
9,229	Government National Mortgage Association	(-3.25 x libor01m) + 2633	20.519	*	11/16/2024	12,130
51,008	Government National Mortgage Association	(-.996554 x libor01m) + 898	7.165	*	4/20/2034	51,907
28,303	Government National Mortgage Association (b)		5.000		3/20/2039	1,824
831,101	Government National Mortgage Association (b)		4.000		4/20/2042	202,366
						268,227

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $5,852,373)					5,994,071

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 37.3%
450,000	FREMF Mortgage Trust		5.207		8/25/2020	471,274
1,030,000	FREMF Mortgage Trust		3.362		5/25/2045	1,035,908
1,340,000	FREMF Mortgage Trust		3.812		6/25/2047	1,353,387
383,000	FREMF Mortgage Trust		3.779		10/25/2048	375,550
2,446	ML Trust XLIV		9.000		8/20/2020	2,541
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $3,256,419)					3,238,660

			Coupon%		Maturity Date
	MORTGAGE NOTES - 12.9%
123,750	LUO0133-17 +		8.000		5/1/2018	123,750
97,500	LAN0136-17 +		8.000		5/1/2018	97,500
206,250	FAR0219-17 +		8.000		6/1/2018	206,250
131,250	CHA0110-17 +		8.000		7/1/2018	131,250
112,500	NGU1031-17 +		8.000		7/1/2018	112,500
108,750	WRI1074-17 +		8.000		9/1/2018	108,750
84,500	ADL1084-17 +		8.000		9/1/2018	84,500
105,000	ORL1111-17 +		8.000		10/1/2018	105,000
150,000	SPD0400-16 +		8.000		12/1/2018	150,000
	TOTAL MORTGAGE NOTES (Cost - $1,119,500)					1,119,500

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Principal		Value
	SHORT-TERM INVESTMENTS - 14.7%
$1,275,828	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.53% **	$1,275,828
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,275,828)	1,275,828

	TOTAL INVESTMENTS - 134.0% (Cost - $11,504,120) (c)	$11,628,059
	LIABILITIES LESS OTHER ASSETS - (34.0)%	(2,952,762)
	NET ASSETS - 100.0%	$8,675,297

*	Floating or variable rate security; rate shown represents the rate at March 31, 2018.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The Total of these securities is $1,119,500 or 12.9% of net assets.

REMICS - Real Estate Mortgage Investment Conduit.

TBA -To Be Announced Security.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	IO- Interest Only.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $11,504,120 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$253,133
Unrealized depreciation:	(129,194)
Net unrealized appreciation:	$123,939

					Unrealized
Short			Notional		Appreciation/
Contracts		Counterparty	Value ($)	Maturity Date	(Depreciation)
	SHORT FUTURES CONTRACTS - (0.6)%
(10)	90 Day Euro$ Future	Wedbush	(2,442,500)	June-2018	88
(10)	90 Day Euro$ Future	Wedbush	(2,440,625)	September-2018	(438)
(10)	90 Day Euro$ Future	Wedbush	(2,437,625)	December-2018	(538)
(10)	90 Day Euro$ Future	Wedbush	(729,038)	March-2019	(919)
(3)	90 Day Euro$ Future	Wedbush	(2,435,250)	June-2019	(13)
(3)	90 Day Euro$ Future	Wedbush	(729,938)	September-2019	(113)
(3)	90 Day Euro$ Future	Wedbush	(729,563)	December-2019	(212)
(3)	90 Day Euro$ Future	Wedbush	(729,113)	March-2020	563
(1)	90 Day Euro$ Future	Wedbush	(243,000)	June-2020	825
(1)	90 Day Euro$ Future	Wedbush	(242,975)	September-2020	813
(1)	90 Day Euro$ Future	Wedbush	(242,913)	December-2020	775
(1)	90 Day Euro$ Future	Wedbush	(242,925)	March-2021	(112)
	Net Unrealized Appreciation from Open Short Futures Contracts				$719

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 44.3%
1,056,656	Fidelity Institutional Government Portfolio, Institutional Class, 1.53% *	$1,056,656
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,056,656)	1,056,656

	TOTAL INVESTMENTS - 44.3% (Cost - $1,056,656)	$1,056,656
	OTHER ASSETS LESS LIABILITIES - 55.7%	1,329,016
	NET ASSETS - 100.0%	$2,385,672

*	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 10.2%
14,169	iShares 1-3 Year Credit Bond ETF +	$1,470,742
20,500	Vanguard Short-Term Corporate Bond ETF +	1,607,815
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,133,850)	3,078,557

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 76.6%
	AEROSPACE/DEFENSE - 5.2%
$700,000	Lockheed Martin Corp.	1.850%	11/23/2018	697,081
352,000	Rockwell Collins, Inc.	1.950%	7/15/2019	348,173
512,000	United Technologies Corp. ^	1.778%	5/4/2018	511,562
				1,556,816
	AGRICULTURE - 2.7%
200,000	Bunge LTD Finance Corp.	8.500%	6/15/2019	212,501
600,000	Philip Morris International, Inc	5.650%	5/16/2018	602,273
				814,774
	AUTO MANUFACTURERS - 7.4%
75,000	Ford Motor Credit Co. LLC	1.897%	8/12/2019	73,813
200,000	Ford Motor Credit Co. LLC	2.943%	1/8/2019	200,042
300,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	297,476
290,000	General Motors Financial Co., Inc.	2.400%	4/10/2018	289,979
250,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	247,706
375,000	Hyundai Captial America	2.400%	10/30/2018	373,918
550,000	PACCAR Financial Corp.	1.400%	5/18/2018	549,192
200,000	Toyota Motor Credit Corp.	1.550%	7/13/2018	199,655
				2,231,781
	BANKS - 7.6%
300,000	Bank of America Corp.	2.600%	1/15/2019	300,295
87,000	Bank of America Corp.	5.490%	3/15/2019	89,036
222,000	Citigroup, Inc.	2.050%	12/7/2018	221,171
153,000	Citigroup, Inc.	2.500%	7/29/2019	152,378
445,000	Goldman Sachs Group, Inc.	2.900%	7/19/2018	445,637
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	198,914
200,000	HSBC USA, Inc.	2.000%	8/7/2018	199,604
75,000	HSBC USA, Inc.	2.350%	3/5/2020	74,018
200,000	KeyBank NA	1.700%	6/1/2018	199,722
400,000	Morgan Stanley	7.300%	5/13/2019	419,140
				2,299,915
	BEVERAGES - 2.9%
500,000	Anheuser-Busch InBev Finance, Inc.	1.900%	2/1/2019	498,545
133,000	Constellation Brands, Inc.	3.875%	11/15/2019	134,794
260,000	Molson Coors Brewing Co.	1.450%	7/15/2019	255,200
				888,539
	BIOTECHNOLOGY - 1.2%
318,000	Amgen, Inc.	2.200%	5/11/2020	313,514
350,000	Gilead Sciences, Inc.	1.850%	9/4/2018	349,513
				663,027
	CHEMICALS - 3.0%
150,000	Dow Chemical Co.	8.550%	5/15/2019	159,213
375,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	369,816
400,000	Sherwin-Williams Co.	2.250%	5/15/2020	393,361
				922,390
	COMMERCIAL SERVICES - 1.0%
300,000	The Western Union Co.	3.350%	5/22/2019	300,337

	COMPUTERS - 4.0%
200,000	Apple, Inc.	1.000%	5/3/2018	199,800
400,000	Dell International LLC	3.480%	6/1/2019	401,809
600,000	International Business Machines Corp.	7.650%	10/15/2018	616,180
				1,217,789
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
450,000	Intercontinental Exchange, Inc.	2.500%	10/15/2018	450,212
500,000	International Lease Finance Corp.	5.875%	4/1/2019	513,645
				963,857

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued)- 76.6%
	ELECTRIC - 9.3%
$200,000	Berkshire Hathaway Energy Co.	5.750%	4/1/2018	$200,000
600,000	Consolidated Edison, Inc.	2.000%	3/15/2020	589,842
400,000	Dominion Energy, Inc.	2.962%	7/1/2019	399,266
182,000	Dominion Energy, Inc.	1.600%	8/15/2019	178,867
150,000	NextEra Energy Capital	2.300%	4/1/2019	149,197
250,000	Ohio Power Co.	6.050%	5/1/2018	250,678
450,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	439,662
200,000	Public Service Enterprise Group, Inc.	5.150%	12/1/2019	206,843
400,000	Southern Co.	2.450%	9/1/2018	399,554
				2,813,909
	ELECTRONICS - 1.4%
450,000	Amphenol Corp.	2.200%	4/1/2020	443,581

	FOOD - 1.4%
150,000	Kraft Heinz Foods Co.	6.125%	8/23/2018	152,076
100,000	Kroger Co.	1.500%	9/30/2019	97,659
160,000	Sysco Corp.	1.900%	4/1/2019	158,786
				408,521
	HEALTHCARE/PRODUCTS - 4.6%
400,000	Abbot Labratories	2.000%	3/15/2020	393,086
425,000	Brecton Dickinson and Co.	2.675%	12/15/2019	422,543
200,000	Life Technologies Corp.	6.000%	3/1/2020	210,196
350,000	Zimmer Biomet Holdings, Inc.	2.000%	4/1/2018	350,000
				1,375,825
	HEALTHCARE/SERVICES - 2.9%
749,000	Anthem, Inc.	2.250%	8/15/2019	741,804
125,000	Humana, Inc.	2.625%	10/1/2019	124,336
				866,140
	HOUSEWARES - 0.4%
115,000	Newell Brands, Inc.	2.600%	3/29/2019	114,479

	INSURANCE - 0.7%
200,000	MetLife Global Funding I	1.950%	12/3/2018	199,195

	MACHINERY-CONSTRUCTION & MINING - 1.6%
250,000	Caterpillar Financial Services Corp.	5.450%	4/15/2018	250,244
250,000	Caterpillar Financial Services Corp.	2.100%	6/9/2019	248,570
				498,814
	MEDIA - 1.6%
300,000	Comcast Corp.	5.700%	7/1/2019	310,758
4,000	Viacom, Inc.	5.625%	9/15/2019	4,154
175,000	Walt Disney Co.	1.950%	3/4/2020	172,531
				487,443
	MINING - 0.7%
220,000	Newmont Mining Corp.	5.125%	10/1/2019	226,383

	MISCELLANEOUS MANUFACTURER- 1.3%
100,000	3M Co.	1.375%	8/7/2018	99,664

	PHARMACEUTICALS - 3.7%
200,000	AbbVie, Inc.	1.800%	5/14/2018	199,854
260,000	Cardinal Health, Inc.	1.948%	6/14/2019	257,180
225,000	Express Scripts Holding Co.	2.250%	6/15/2019	223,612
305,000	GlaxoSmithKline Capital, Inc.	5.650%	5/15/2018	306,142
134,000	Mylan, Inc.	2.600%	6/24/2018	133,877
				1,120,665
	RETAIL - 3.6%
500,000	CVS Health Corp.	1.900%	7/20/2018	498,952
378,000	McDonald’s Corp.	2.100%	12/7/2018	376,913
200,000	McDonald’s Corp.	1.875%	5/29/2019	198,010
				1,073,875
	SOFTWARE- 1.5%
441,000	Oracle Corp.	5.750%	4/15/2018	441,410

	TELECOMMUNICATIONS - 3.7%
500,000	AT&T, Inc.	5.800%	2/15/2019	512,657
600,000	Cisco Systems, Inc.	1.650%	6/15/2018	599,537
				1,112,194

	TOTAL CORPORATE BONDS (Cost - $23,300,862)			23,141,323

	CONVERTIBLE BONDS - 1.6%
	BANKS - 1.6%
500,000	KeyBank	2.250%	3/16/2020	493,516
	TOTAL CONVERTIBLE BONDS (Cost - $494,352)			493,516

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	TOTAL OPTIONS PURCHASED - 10.1% *
	CALL OPTIONS PURCHASED - 8.1% *
131	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$242.00	$3,170,200	$349,508
161	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$243.00	3,912,300	409,262
242	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$249.00	6,025,800	570,878
55	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$250.00	1,375,000	121,495
183	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$265.00	4,849,500	301,950
115	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$270.00	3,105,000	158,815
52	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$260.00	1,352,000	109,772
120	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$265.00	3,180,000	219,600
35	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$260.00	910,000	83,895
60	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$265.00	1,590,000	126,180
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,006,015)				2,451,355

	PUT OPTIONS PURCHASED - 2.0% *
94	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$213.00	2,002,200	10,810
198	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$214.00	4,237,200	23,760
285	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$218.00	6,213,000	84,645
12	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$219.00	262,800	3,660
89	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$230.00	2,047,000	60,965
209	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$235.00	4,911,500	166,364
120	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$235.00	2,820,000	110,760
52	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$240.00	1,248,000	53,924
60	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$230.00	1,380,000	59,940
35	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$235.00	822,500	38,710
	TOTAL PUT OPTIONS PURCHASED (Cost - $701,346)				613,538

	TOTAL OPTIONS PURCHASED (Cost - $2,707,361)				3,064,893

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 3.1%
$950,000	United States Treasury Note/Bond	1.000%	9/15/2018	946,252
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $946,201)			946,252
Shares
	SHORT-TERM INVESTMENTS - 1.0%
287,264	Fidelity Institutional Government Portfolio, Institutional Class, 1.53% **			287,264
	TOTAL SHORT-TERM INVESTMENTS (Cost - $287,264)			287,264

	TOTAL INVESTMENTS - 102.6% (Cost - $30,869,890) (b)			$31,011,805
	LIABILITIES LESS OTHER ASSETS - (2.6)%			(788,347)
	NET ASSETS - 100.0%			$30,223,458

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	TOTAL OPTIONS WRITTEN - (5.5)% *
	CALL OPTIONS WRITTEN - (1.0)% *
56	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$275.00	$2,371,500	$23,352
236	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$280.00	5,200,000	49,088
233	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$285.00	3,429,000	71,764
64	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$290.00	3,712,500	14,016
63	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$300.00	1,457,500	15,120
235	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$305.00	6,300,000	40,655
52	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$300.00	6,300,000	17,420
120	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$305.00	6,300,000	30,120
35	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$300.00	6,270,000	19,040
60	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$305.00	1,856,000	25,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $205,143)				305,775

	PUT OPTIONS WRITTEN - (4.5)% *
105	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$242.00	6,300,000	37,800
187	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$243.00	293,800	75,735
241	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$249.00	6,019,800	192,318
56	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$250.00	190,400	46,480
183	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$265.00	2,420,000	298,290
115	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$270.00	4,325,400	205,275
52	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$260.00	4,325,400	84,344
120	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/15/2019-$265.00	4,325,400	217,920
35	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$260.00	5,851,500	64,540
60	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/21/2019-$265.00	1,250,000	121,740
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,516,900)				1,344,442

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,722,043) (b)				1,650,217

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

^	Step coupon.

*	Non income producing security.

**	Rate shown represents the rate at March 31, 2018, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $29,147,846 and differs from fair value by net unrealized appreciation (depreciation) of securities and options written as follows:

Unrealized appreciation:	$752,910
Unrealized depreciation:	(539,168)
Net unrealized appreciation:	$213,742

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Commodity Fund and the Hedged Futures Fund (the “Funds”) invests a portion of their assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2018, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2018, for each Funds’ assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$16,246,734	$—	$—	$16,246,734
Short-Term Investments	185,075	—	—	185,075
Total Assets	$16,431,809	$—	$—	$16,431,809

Insider Buying Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$56,024,244	$—	$—	$56,024,244
Short-Term Investments	813,233	—	—	813,233
Total Assets	$56,837,477	$—	$—	$56,837,477

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Insider Long/Short Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$2,168,488	$—	$—	$2,168,488
Short-Term Investments	132,935	—	—	132,935
Total Assets	$2,301,423	$—	$—	$2,301,423
Liabilities(a,b)
Common Stock Sold Short	$569,220	$—	$—	$569,220
Total Liabilities	$569,220	$—	$—	$569,220

Hedged Commodity Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,667,400	$—	$—	$6,667,400
Call Options Purchased	6,826,125	—	—	6,826,125
Put Options Purchased	3,794,075	—	—	3,794,075
Prime Meridian Income QP Fund (1)	—	—	—	11,274,165
United States Government Securities	—	47,755,549	—	47,755,549
Short-Term Investments	13,478,524	—	—	13,478,524
Total Assets	$30,766,124	$47,755,549	$—	$89,795,838
Liabilities(a,b)
Put Options Written	$3,504,870	$—	$—	$3,504,870
Call Options Written	5,667,750	—	—	5,667,750
Total Liabilities	$9,172,620	$—	$—	$9,172,620

Hedged Futures Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$1,053,125	$—	$—	$1,053,125
Put Options Purchased	15,868,750	—	—	15,868,750
Prime Meridian Income QP Fund (1)	—	—	—	85,182,035
U.S. Government Securities	—	522,256,346	—	522,256,346
Short-Term Investments	320,354,510	—	—	320,354,510
Total Assets	$422,458,420	$522,256,346	$—	$944,714,766
Liabilities(a,b)
Call Options Written	$4,041,250	$—	$—	$4,041,250
Put Options Written	11,535,625	—	—	11,535,625
Total Liabilities	$15,576,875	$—	$—	$15,576,875

Insider Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,005,464	$—	$2,005,464
Corporate Bonds	—	278,394	—	278,394
Short-Term Investments	91,247	—	—	91,247
Total Assets	$91,247	$2,283,858	$—	$2,375,105

Systematic Alpha Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,955,878	$—	$—	$3,955,878
Open Ended Fund	376,304	—	—	376,304
Short-Term Investments	1,369,743	—	—	1,369,743
Total Assets	$5,701,925	$—	$—	$5,701,925
Derivatives(a,b)
Liabilities
Total Return Swaps	$—	$329,814	$—	$329,814
Total Derivatives	$—	$329,814	$—	$329,814

IPOx Allocation Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,305,605	$—	$—	$1,305,605
Short-Term Investments	45,236	—	—	45,236
Total Assets	$1,350,841	$—	$—	$1,350,841

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Macro Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$27,200	$—	$—	$27,200
Structured Notes	—	1,348,900	—	1,348,900
Put Options Purchased	3,166,071	85,319	—	3,251,390
Call Options Purchased	1,386,381	955,595	—	2,341,976
Short-Term Investments	1,690,427	—	—	1,690,427
U.S. Government Securities	—	98,074	—	98,074
Total Assets	$6,270,079	$2,487,888	$—	$8,757,967
Liabilities(a,b)
Put Options Written	$—	$220	$—	$220
Call Options Written	12,260	48,821	—	61,081
Total Liabilities	$12,260	$49,041	$—	$61,301
Derivatives(a,b)
Assets
Total Return Swaps	$—	$—	$—	$—
Total Derivatives	$—	$—	$—	$—

Multi Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,785,767	$—	—	$5,785,767
Total Assets	$5,785,767	$—	$—	$5,785,767
Derivatives(a,b)
Assets
Futures Contracts	$62,124	$—	$—	$62,124
Liabilities
Futures Contracts	33,899	—	—	33,899
Total Derivatives	$28,225	$—	$—	$28,225

Dynamic Alpha Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$364,912,784	$—	$—	$364,912,784
Short-Term Investments	10,772,768	—	—	10,772,768
Total Assets	$375,685,552	$—	$—	$375,685,552

Buyback Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$14,849,994	$—	$—	$14,849,994
Short-Term Investments	491,458	—	—	491,458
Total Assets	$15,341,452	$—	$—	$15,341,452

Growth of Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$6,588,704	$—	$—	$6,588,704
Total Assets	$6,588,704	$—	$—	$6,588,704

Exceed Defined Risk Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,317,344	$—	$—	$2,317,344
Corporate Bonds	—	8,129,721	—	8,129,721
Convertible Bonds	—	98,703	—	98,703
United States Government Securities	—	498,027	—	498,027
Call Options Purchased	1,485,693	—	—	1,485,693
Short-Term Investments	676,696	—	—	676,696
Total Assets	$4,479,733	$8,726,451	$—	$13,206,184
Liabilities(a,b)
Call Options Written	$711,432	$—	$—	$711,432
Put Options Written	296,217	—	—	296,217
Total Liabilities	$1,007,649	$—	$—	$1,007,649

Lyons Tactical Allocation Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$79,849,920	$—	$—	$79,849,920
United States Government Securities	—	14,965,226	—	14,965,226
Short-Term Investments	1,613,543	—	—	1,613,543
Total Assets	$81,463,463	$14,965,226	$—	$96,428,689

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

MAP Global Equity Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$35,486,114	$—	$—	$35,486,114
Mutual Funds	1,275,730	—	—	1,275,730
Short-Term Investments	2,986,014	—	—	2,986,014
Total Assets	$39,747,858	$—	$—	$39,747,858
Liabilities(a,b)
Call Options Written	$53,200	$—	$—	$53,200
Total Liabilities	$53,200	$—	$—	$53,200

MAP Global Balanced Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$310,670	$—	$—	$310,670
Common Stock	11,070,291	—	—	11,070,291
Convertible Bonds	—	664,513	—	664,513
Corporate Bonds	—	10,057,311	—	10,057,311
Short-Term Investments	660,615	—	—	660,615
Total Assets	$12,041,576	$10,721,824	$—	$22,763,400
Millburn Hedge Strategy Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,007,790,825	$—	$—	$2,007,790,825
United States Government Securities	—	1,256,802,922	—	1,256,802,922
Short-Term Investments	375,075,011	—	—	375,075,011
Total Assets	$2,382,865,836	$1,256,802,922	$—	$3,639,668,758
Derivatives(a,b)
Assets
Futures Contracts	$107,463,977	$—	$—	$107,463,977
Forward Contracts	—	38,302,533	—	38,302,533
Total	$107,463,977	$38,302,533	$—	$145,766,510
Liabilities
Futures Contracts	$7,899,392	$—	$—	$7,899,392
Forward Contracts	—	48,388,789	—	48,388,789
Total	$7,899,392	$48,388,789	$—	$56,288,181

MLP & Infrastructure Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$155,253,022	$—	$—	$155,253,022
Total Assets	$155,253,022	$—	$—	$155,253,022

Floating Rate Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,464,877	$—	$—	$3,464,877
Corporate Bonds	—	5,608,025	—	5,608,025
Collateralized Loan Obligations	—	4,027,521	—	4,027,521
Commercial Mortgage Obligations	—	36,402	—	36,402
Bank Loans	—	21,689,350	—	21,689,350
Short-Term Investments	3,771,288	—	—	3,771,288
Total Assets	$7,236,165	$31,361,298	$—	$38,597,463

High Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,781,483	—	$6,781,483
Corporate Bonds	—	22,834,035	—	22,834,035
Short-Term Investments	305,176	—	—	305,176
Total Assets	$305,176	$29,615,518	$—	$29,920,694

Total Return Income Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,456,772	$—	$—	$9,456,772
Exchanged Traded Funds	941,994	—	—	941,994
Convertible Bonds	—	2,302,804	—	2,302,804
Corporate Bonds	—	7,884,742	—	7,884,742
Short-Term Investments	440,723	—	—	440,723
Total Assets	$10,839,489	$10,187,546	$—	$21,027,035

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Stone Beach Income Opportunity Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$5,994,071	$—	$5,994,071
Private Collateralized Mortgage Obligations	—	3,238,660	—	3,238,660
Mortgage Notes	—	—	1,119,500	1,119,500
Short-Term Investments	1,275,828	—	—	1,275,828
Total Assets	$1,275,828	$9,232,731	$1,119,500	$11,628,059
Liabilities
Futures Contracts	$719	$—	$—	$719

Time Value Trading Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,056,656	$—	$—	$1,056,656
Total Assets	$1,056,656	$—	$—	$1,056,656

Exceed Defined Shield Fund
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,078,557	$—	$—	$3,078,557
Corporate Bonds	—	23,141,323	—	23,141,323
Convertible Bonds	—	493,516	—	493,516
Call Options Purchased	2,451,355	—	—	2,451,355
Put Options Purchased	613,538	—	—	613,538
United States Government Securities	—	946,252	—	946,252
Short-Term Investments	287,264	—	—	287,264
Total Assets	$6,430,714	$24,581,091	$—	$31,011,805
Liabilities(a,b)
Call Options Written	$305,775	$—	$—	$305,775
Put Options Written	1,344,442	—	—	1,344,442
Total Liabilities	$1,650,217	$—	$—	$1,650,217

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2017	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3		—
Ending balance March 31, 2018	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:

High Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Total Return Income Fund

Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Stone Beach Income
Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2017	$—
Cost of purchases	1,649,375
Total realized gain (loss)	—
Change in unrealized appreciation	—
Reinvestment of dividends	—
Proceeds from sales/maturities/calls	(529,875)
Net transfer in/out of level 3	—
Ending balance March 31, 2018	$1,119,500

The following is a reconciliation of Connacher Oil and Gas (Floating Rate Income), for which Level 3 inputs were used in determining value:

	Floating Rate Income
	Fund
	Connacher Oil & Gas, 9%	Connacher Oil &
	5/23/18	Gas, 9% 8/31/18
Beginning balance June 30, 2017	$67,818	$97,497
Cost of purchases
Total realized gain (loss)	(279,820)	(22,749)
Change in unrealized appreciation	264,503	61,748
Reinvestment of dividends
Proceeds from sales/maturities/calls	(52,501)	(136,496)
Net transfer in/out of level 3	—	—
Ending balance March 31, 2018	$—	$—

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At March 31, 2018, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes— The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2018, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(3,035,020)
	Written Options	Commodity	2,985,646
Hedged Futures Strategy Fund	Purchased Options	Equity	13,633,813
	Written Options	Equity	32,635,625
Macro Strategy Fund	Purchased Options	Equity	(3,039,746)
	Written Options	Equity	519,112
	Swap	Equity	—
Millburn Hedge Strategy Fund	Futures	Commodity	37,411,456
		Equity	4,394,058
		Interest Rate	57,759,071
	Forward Contracts	Foreign Exchange	10,086,256
Systematic Alpha Fund	Swap	Total Return Swap	(329,814)

Fund	Derivative	Risk type	Unrealized
Multi Strategy Fund	Futures	Commodity	40,529
		Equity	(25,014)
		Foreign Exchange	(4,025)
		Interest Rate	16,735
Exceed Defined Risk Fund	Purchased Options	Equity	177,665
	Written Options	Equity	(115,334)
MAP Global Equity Fund	Written Options	Equity	20,933
Stone Beach Income Opportunity Fund		Interest Rate	719
Exceed Defined Shield Fund	Purchased Options	Equity	357,532
	Written Options	Equity	71,827

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2018, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of March 31, 2018	% of Net Assets as of March 31, 2018
Hedged Commodity – CFC	6/25/2015	$10,225,011	11.28%
Multi Strategy –CFC	6/25/2015	1,072,654	16.86%
Millburn - CFC	11/2/2015	208,840,750	5.25%
Systematic – CFC	12/19/2017	762,144	14.15%
Macro Strategy - CFC	3/28/2018	500,042	4.23%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 25, 2018

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 25, 2018